UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA	19087
(Address of chief executive offices)	(Zip code)

Clarence Kane Brenan

Chief Executive Officer

TIFF Investment Program

170 N. Radnor Chester Road, Suite 300

Radnor, PA 19087

with a copy to:

Kristin H. Ives, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	610.684.8000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1. Reports to Stockholders.

TIFF Multi-Asset Fund

A series portfolio of TIFF Investment Program

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about TIFF Multi-Asset Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.  You can find additional information about the Fund at www.tipfunds.org. You can also request this information by contacting us at 800-984-0084.

What were the Fund’s costs for the last six months?

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TIFF Multi-Asset Fund	$70	1.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$1,471,983,330
Number of Portfolio Holdings	1,574
Table Summary
Portfolio Turnover	86%

What did the Fund invest in?

(As of June 30, 2026)

Country Allocation (% of net assets)

Table Summary
Value	Value
United States	70.0%
Japan	4.9%
Canada	4.8%
Taiwan	1.2%
South Korea	1.0%
United Kingdom	0.7%
South Africa	0.7%
Cayman Islands	0.5%
Germany	0.5%
Other Countries	4.7%

Top 10 Holdings (% of net assets)

Table Summary
Value	Value
U.S. Treasury Bill	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Helikon Long Short Equity Fund ICAV	3.4%
Voloridge Trading Aggressive Fund	2.6%
NVIDIA Corp.	2.2%
Kotak Flexicap Feeder Fund LP	2.0%
Apple, Inc.	1.8%
Eversept Global Healthcare Fund LP	1.7%
Amazon.com, Inc.	1.6%
Invesco KBW Bank ETF	1.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, monthly performance results, holdings, proxy voting record or proxy voting policy, please visit www.tipfunds.org.

TIFF Multi-Asset Fund

Semi-Annual Shareholder Report - June 30, 2026

TSR-SAR 063026-TIFIMAA

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

TIFF Investment Program
2026 Semi-Annual Report	JUNE 30, 2026

Contents

TIFF Multi-Asset Fund

Financial Highlights	1
Schedule of Investments	2
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Statements of Cash Flows	28
Notes to Financial Statements	29
Approval of Money Manager Agreements	45
Index Descriptions	53

About TIFF

TIFF Advisory Services, LLC (“TAS”), an employee-owned Public Benefit Limited Liability Company (LLC), is a leading asset management firm dedicated to delivering comprehensive outsourced CIO (OCIO) and private markets solutions to primarily endowments, foundations, and other charitable organizations. Our primary objective is to enhance investment returns for our members while also optimizing their costs and reducing their administrative burden.

TIFF Mutual Fund

TIFF Investment Program (TIP) consists of one mutual fund, TIFF Multi-Asset Fund (MAF), a no-load mutual fund available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TAS serves as the investment advisor to MAF. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for MAF, as well as the all-important task of asset allocation.

Financial Statements

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2026.

For Further Information

As always, we welcome the opportunity to discuss any aspect of TAS services as well as answer any questions about these financial statements. For further information about TIP, please call us at 610-684-8200 or visit www.tiff.org.

August 27, 2026

Copyright © 2026 ● All rights reserved ● This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

TIFF Multi-Asset Fund	June 30, 2026

Financial Highlights

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021
For a share outstanding throughout each period
Net asset value, beginning of period	$15.28		$14.85		$14.03		$12.48		$16.22	$16.71

Income (loss) from Investment operations
Net investment income (loss) (a)	(0.04)		(0.05)		0.08		0.08		0.03	0.01
Net realized and unrealized gain (loss) on investments	0.65		3.20		1.99		1.96		(2.49)	2.03
Total from investment operations	0.61		3.15		2.07		2.04		(2.46)	2.04

Less distributions from
Net investment income	—		(0.42)		(0.66)		(0.18)		—	(0.24)
Net realized gains	—		(2.30)		(0.59)		(0.31)		(1.28)	(2.29)
Total distributions	—		(2.72)		(1.25)		(0.49)		(1.28)	(2.53)
Net asset value, end of period	$15.89		$15.28		$14.85		$14.03		$12.48	$16.22

Total return (b)	3.99	%(c)	21.44%		14.84%		16.51%		(15.17%)	12.46%
Ratios/supplemental data
Net assets, end of period (000s)	$1,471,983		$1,468,145		$1,290,525		$1,235,201		$1,247,979	$1,582,109
Ratio of expenses to average net assets, before waivers (d)	1.39	%(e)	1.66%		1.12%		1.24%		1.14%	0.92%
Ratio of expenses to average net assets, after waivers (d)	1.37	%(e)(f)	1.63	%(f)	1.10	%(f)	1.23	%(f)	1.14%	0.92%
Ratio of expenses to average net assets, excluding expenses for securities sold short after waivers (d)	1.19	%(e)(f)	1.41	%(f)	0.88	%(f)	0.98	%(f)	0.88%	0.72%
Ratio of net investment income (loss) to average net assets (d)	(0.14	%)(e)(f)	(0.33	%)(f)	0.51	%(f)	0.59	%(f)	0.22%	0.05%
Portfolio turnover	86	%(c)	290%		251%		199%		143%	87%

(a)	Calculation based on average shares outstanding.
(b)

Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the Fund prior to December 1, 2021; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(c)	Not annualized.
(d)

The expense and net income ratios do not include the fees, expenses, or income associated with investments made in acquired funds; such fees, expenses, and income are reflected in the acquired funds’ total return.

(e)	Annualized.
(f)

Net of fees and expenses waived. An expense waiver was in place effective November 1, 2023. For 2023, the impact of the fee waiver as a ratio to average net assets was 0.01%. For 2024, the impact of the fee waiver as a ratio to average net assets was 0.02%. For 2025 the impact of the fee waiver as a ratio to average net assets was 0.03%. For the six months ended June 30, 2026, the impact of the fee waiver as a ratio to average net assets was 0.02%.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Investments — 89.1% of net assets
Common Stocks — 60.4%
U.S. Common Stocks — 41.7%
Advertising & Marketing — 0.0%
AppLovin Corp. (a)	383	$197,333
Magnite, Inc. (a)	2,077	39,421
		236,754
Aerospace & Defense — 1.5%
Applied Aerospace & Defense, Inc. (a)	27,154	618,568
ATI, Inc. (a) (b)	3,256	641,758
Axon Enterprise, Inc. (a)	18,170	10,186,283
Boeing Company (The) (a) (b)	4,241	918,049
Curtiss-Wright Corp. (b)	120	90,931
FTAI Aviation Ltd. (b)	7,322	1,980,821
General Dynamics Corp. (b)	774	274,182
General Electric Co. (b)	8,473	3,166,614
Honeywell Aerospace Inc. (a)	267	58,918
Huntington Ingalls Industries, Inc.	769	215,235
Innovative Solutions and Support, Inc. (a)	32,280	581,040
Kratos Defense & Security Solutions, Inc. (a)	8,125	405,113
Leonardo DRS, Inc.	471	20,098
Lockheed Martin Corp. (b)	381	194,104
RTX Corp. (b)	199	37,756
Textron, Inc.	200	18,346
TransDigm Group, Inc.	2,125	2,830,585
		22,238,401
Apparel & Textile Products — 0.0%
VF Corp. (b)	14,767	246,314
Asset Management — 0.6%
Ameriprise Financial, Inc.	1,358	622,996
Blue Owl Capital, Inc.	6,844	59,885
Charles Schwab Corp. (The) (b)	764	70,494
Compass Diversified Holdings, Inc. (a)	42,405	452,037
Franklin Resources, Inc.	18,690	621,816
FTAI Infrastructure, Inc.	246,411	1,143,347
GitLab, Inc. (a)	23,510	717,760
Innventure, Inc. (a)	130,988	664,109
KKR & Company, Inc. (b)	20,501	1,881,583
Ranpak Holdings Corp. (a)	122,727	897,134
Stifel Financial Corp.	18,910	1,319,351
		8,450,512
Automotive — 0.5%
Aeva Technologies, Inc. (a)	19,002	545,737
Dana, Inc. (b)	2,324	63,236
Dorman Products, Inc. (a) (b)	94	12,826
Ford Motor Company (b)	46,159	641,610
Fox Factory Holding Corp. (a) (b)	17,645	298,995
Garrett Motion, Inc. (b)	4,818	174,556
Rivian Automotive, Inc. (a)	14,653	254,230
Tesla, Inc. (a) (b)	12,435	5,230,161

	Number of Shares	Value
XPEL, Inc. (a) (b)	2,188	$108,525
		7,329,876
Banking — 1.2%
Bank of America Corp.	31,218	1,778,802
Citigroup, Inc.	5,939	831,222
Citizens Financial Group, Inc.	9,761	683,953
East West Bancorp, Inc.	169	21,816
Firstsun Capital Bancorp (a)	2,606	101,061
HomeStreet, Inc.	40,298	640,738
JPMorgan Chase & Co. (b)	20,373	6,668,695
Live Oak Bancshares, Inc.	4,664	190,478
PNC Financial Services Group, Inc. (The)	5,782	1,423,644
Prosperity Bancshares, Inc.	2,351	171,694
Texas Capital Bancshares, Inc.	8,377	865,009
US Bancorp (b)	1,606	97,002
Webster Financial Corp.	19,855	1,517,319
Wells Fargo & Co.	22,053	1,822,460
Western Alliance Bancorp	3,736	307,099
		17,120,992
Beverages — 0.1%
Boston Beer Company, Inc. (The) (a) (b)	1,642	290,683
Celsius Holdings, Inc. (a) (b)	38,502	1,127,339
PepsiCo, Inc. (b)	4,725	639,765
Suja Life, Inc. (a)	2,731	27,747
		2,085,534
Biotech & Pharma — 3.3%
ACADIA Pharmaceuticals, Inc. (a) (b)	3,838	97,101
Aclaris Therapeutics, Inc. (a)	5,154	27,265
Akebia Therapeutics, Inc. (a)	9,097	10,371
Alector, Inc. (a)	29,281	58,855
Alnylam Pharmaceuticals, Inc. (a) (b)	3,240	975,337
Alto Neuroscience, Inc. (a)	2,622	69,195
AnaptySBio, Inc. (a)	1,494	100,845
Arcutis Biotherapeutics, Inc. (a) (b)	7,180	188,260
ARDELYX, INC. (a)	38,134	194,483
Arrowhead Pharmaceuticals, Inc. (a)	24	1,956
ARS Pharmaceuticals, Inc. (a)	9,884	79,171
AtaiBeckley, Inc. (a)	31,477	165,884
Avalo Therapeutics, Inc. (a)	14,956	276,387
Beam Therapeutics Inc. (a)	3,387	116,242
Beta Bionics, Inc. (a)	27,834	436,159
BioCryst Pharmaceuticals, Inc. (a)	37,975	379,750
Biogen, Inc. (a) (b)	759	163,990
BioMarin Pharmaceutical, Inc. (a) (b)	18,544	1,061,088
Bristol-Myers Squibb Company (b)	42,020	2,421,192
Celldex Therapeutics, Inc. (a)	41,215	1,533,610
Cogent Biosciences, Inc. (a)	4,474	173,144
Contineum Therapeutics, Inc. (a)	2,874	47,105
Corcept Therapeutics, Inc. (a)	6,233	541,959
Corvus Pharmaceuticals, Inc. (a)	16,209	242,162
CytomX Therapeutics, Inc. (a)	74,413	279,049
Design Therapeutics, Inc. (a)	4,047	58,560

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Editas Medicine, Inc. (a)	9,793	$31,729
Eli Lilly & Co. (b)	7,388	8,861,389
Enliven Therapeutics, Inc. (a)	2,944	149,408
Equillium, Inc. (a)	31,335	100,272
Evolus, Inc. (a)	3,593	24,935
Evommune, Inc. (a)	4,165	55,353
EyePoint, Inc. (a)	6,403	91,563
Generate Biomedicines, Inc. (a)	9,229	155,693
Geron Corp. (a)	374,534	479,404
Gilead Sciences, Inc. (b)	2,635	332,906
Grace Therapeutics, Inc. (a)	16,239	36,863
ImmunityBio, Inc. (a) (b)	58,313	510,530
Incyte Corp. (a)	2,921	331,125
Indivior Pharmaceuticals, Inc. (a)	3,313	135,932
Inovio Pharmaceuticals, Inc. (a)	21,590	23,749
Insmed, Inc. (a)	12,105	1,290,635
Invivyd, Inc. (a)	45,294	39,514
Ionis Pharmaceuticals, Inc. (a) (b)	22,461	1,780,933
Karyopharm Therapeutics, Inc. (a)	5,758	56,256
LB Pharmaceuticals, Inc. (a)	3,844	124,757
Legend Biotech Corp. (a)	70,368	2,032,228
Lipocine, Inc. (a)	6,201	15,875
Liquidia Corp. (a)	8,805	702,023
Merck & Company, Inc. (b)	2,587	332,430
Mineralys Therapeutics, Inc. (a)	55,118	1,487,084
Moderna, Inc. (a)	6,103	427,393
Neurocrine Biosciences, Inc. (a)	252	42,471
Odyssey Therapeutics, Inc. (a)	1,052	19,683
Palisade Bio, Inc. (a)	84,945	177,535
Pfizer, Inc. (b)	188,917	4,549,121
Pliant Therapeutics, Inc. (a)	17,429	19,869
PMV Pharmaceuticals, Inc. (a)	41,912	56,162
Protagonist Therapeutics, Inc. (a)	1,246	152,735
PTC Therapeutics, Inc. (a) (b)	2,912	237,532
Regeneron Pharmaceuticals, Inc. (b)	3,721	2,320,192
Relay Therapeutics, Inc. (a)	12,928	241,883
Relmada Therapeutics, Inc. (a)	5,817	40,254
Replimune Group, Inc. (a)	13,731	152,002
Revolution Medicines, Inc. (a)	3,326	622,893
Rigel Pharmaceuticals, Inc. (a)	12,747	498,663
Sarepta Therapeutics, Inc. (a)	31,359	563,521
Spruce Biosciences, Inc. (a)	832	44,928
Structure Therapeutics, Inc. (a) (b)	23,797	1,277,185
Surrozen, Inc. (a)	1,231	31,944
Syndax Pharmaceuticals, Inc. (a)	57,682	1,260,929
Tarsus Pharmaceuticals, Inc. (a)	1,092	68,730
Travere Therapeutics, Inc. (a) (b)	17,163	975,030
Ultragenyx Pharmaceutical, Inc. (a)	13,921	464,822
United Therapeutics Corp. (a)	5,592	3,029,913
Vaxcyte, Inc. (a)	13,331	774,931
VeraDermics, Inc. (a) (b)	4,699	577,695
Viking Therapeutics, Inc. (a)	7,531	293,784
Vir Biotechnology Inc. (a)	3,344	34,075
Viridian Therapeutics, Inc. (a)	18,364	337,347
Vor BioPharma, Inc. (a)	3,205	59,004

	Number of Shares	Value
Whitehawk Therapeutics, Inc. (a)	702	$3,215
Xeris Biopharma Holdings, Inc. (a)	34,754	275,252
Xponential Fitness, Inc. (a)	94,311	652,632
Zoetis, Inc. (b)	1,771	127,264
		49,292,295
Cable & Satellite — 0.3%
Charter Communications, Inc. (a)	2,008	285,558
Comcast Corp. (b)	25,888	635,550
Liberty Broadband Corp. (a)	507	16,863
Space Exploration Technologies Corp. (a) (b)	23,416	4,000,857
		4,938,828
Chemicals — 0.5%
AdvanSix, Inc.	18,846	374,658
Albemarle Corp.	1,555	209,972
Dow, Inc. (b)	28,459	778,638
Ecovyst, Inc. (a) (b)	6,199	77,178
FMC Corp.	45,708	525,642
Ingevity Corp. (a) (b)	1,148	85,721
Mosaic Co. (The) (b)	37,999	805,199
Olin Corp. (b)	69,040	1,368,373
Perimeter Solutions, Inc. (a) (b)	72,817	2,595,926
Sensient Technologies Corp. (b)	4,196	517,325
Solstice Advanced Materials, Inc.	874	77,436
		7,416,068
Commercial Support Services — 0.1%
ADT, Inc.	13,893	90,305
AMN Healthcare Services, Inc. (a)	12,766	413,235
Brink’s Company (The)	184	17,386
Enviri Corp. (a) (b)	298	6,541
FTI Consulting, Inc. (a) (b)	1,486	221,429
Legalzoom.com, Inc. (a) (b)	18,057	110,689
Perma-Fix Environmental Services, Inc. (a)	1,380	19,720
		879,305
Construction Materials — 0.0%
Tecnoglass, Inc.	10,816	506,297
Consumer Services — 0.1%
AirSculpt Technologies, Inc. (a)	61,845	278,303
American Public Education, Inc. (a) (b)	6,227	334,390
Bright Horizons Family Solutions, Inc. (a)	11,913	844,393
Stride, Inc. (a) (b)	783	67,526
		1,524,612
Containers & Packaging — 0.0%
Crown Holdings, Inc. (b)	1,911	213,688
Diversified Industrials — 0.0%
3M Co. (b)	4,146	671,279
ITT, Inc.	10	1,978
		673,257
E-Commerce Discretionary — 1.7%
Amazon.com, Inc. (a) (b)	96,398	22,975,500

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Chewy, Inc. (a) (b)	60,607	$1,190,928
eBay, Inc. (b)	1,117	124,825
MercadoLibre, Inc. (a)	313	531,283
Wayfair, Inc. (a)	691	63,862
		24,886,398
Electric Utilities — 0.4%
AES Corp. (The) (b)	37,224	545,704
Alliant Energy Corp.	307	23,421
American Electric Power Company, Inc.	334	45,695
Constellation Energy Corp. (b)	257	63,831
Duke Energy Corp. (b)	941	119,112
Edison International (b)	15,762	1,173,481
FirstEnergy Corp.	1,734	82,434
PG&E Corp.	121,755	2,047,920
PPL Corp.	10,198	370,697
Talen Energy Corp. (a) (b)	3,146	1,208,882
Xcel Energy, Inc.	224	17,987
		5,699,164
Electrical Equipment — 1.2%
AAON, Inc.	26	3,298
Acuity, Inc.	883	332,591
Advanced Energy Industries, Inc.	5,967	2,224,915
AMETEK, Inc. (b)	85	20,565
Amphenol Corp. (b)	20,942	3,692,493
Atkore, Inc.	2,420	184,017
Belden, Inc.	3,922	470,287
Evolv Technologies Holdings, Inc. (a)	199,614	1,157,761
GE Vernova, Inc. (b)	2,488	2,923,052
Hayward Holdings, Inc. (a)	20,380	352,778
Honeywell International, Inc.	1,693	378,951
Hubbell, Inc.	2,542	1,329,974
Keysight Technologies, Inc. (a)	755	264,303
Littelfuse, Inc.	43	19,579
Modine Manufacturing Company (a) (b)	637	170,092
Nextpower, Inc. (a)	17,903	2,132,963
NuScale Power Corp. (a)	35,612	357,188
Otis Worldwide Corp. (b)	448	32,077
Vertiv Holdings Company (b)	6,424	2,150,884
		18,197,768
Engineering & Construction — 0.5%
AECOM (b)	1,645	114,821
Bowman Consulting Group Ltd. (a)	10,521	307,213
Comfort Systems USA, Inc. (b)	1,470	2,913,466
EMCOR Group, Inc.	704	584,236
Fluor Corp. (a) (b)	838	43,903
Latham Group, Inc. (a) (b)	133,683	864,929
Limbach Holdings, Inc. (a)	9,791	753,907
Montrose Environmental Group, Inc. (a) (b)	24,029	485,626
Orion Group Holdings, Inc. (a)	21,443	360,671
Primoris Services Corp. (b)	10,876	1,078,029

	Number of Shares	Value
Quanta Services, Inc.	215	$154,809
		7,661,610
Entertainment Content — 0.1%
ROBLOX Corp. (a)	28,524	1,551,134
Take-Two Interactive Software, Inc. (a)	1,049	262,229
Versant Media Group, Inc.	1	36
Walt Disney Co. (The) (b)	2,069	199,141
		2,012,540
Financials — 0.0%
BlackRock, Inc. (b)	24	23,077
Food — 0.2%
BellRing Brands, Inc. (a)	30,843	399,108
Darling Ingredients, Inc. (a) (b)	27,705	1,513,247
Lamb Weston Holdings, Inc.	5,450	235,331
Mama’s Creations, Inc. (a) (b) (c)	779	13,905
Seaboard Corp.	34	151,787
Tyson Foods, Inc.	4,869	278,750
		2,592,128
Gas & Water Utilities — 0.1%
Artesian Resources Corp.	2,521	85,689
Atmos Energy Corp.	674	116,110
BKV Corp. (a)	18,256	499,484
NiSource, Inc.	371	17,641
York Water Company (The)	1,234	37,822
		756,746
Health Care Facilities & Services — 1.3%
Agilon Health, Inc. (a)	967	103,643
Brookdale Senior Living, Inc. (a) (b)	95,475	1,536,193
Cencora, Inc. (b)	557	157,620
Centene Corp. (a)	20,988	1,347,220
Chemed Corp.	1,030	479,712
Cigna Group (The) (b)	512	141,148
Community Health Systems, Inc. (a)	107,017	357,437
Encompass Health Corp.	18,289	1,848,652
Ensign Group, Inc. (The)	11,419	1,830,466
HCA Healthcare, Inc.	2,153	839,433
HealthEquity, Inc. (a)	9,581	865,356
Humana, Inc.	737	292,751
Medpace Holdings, Inc. (a)	2,011	1,065,005
Molina Healthcare, Inc. (a)	8,131	1,859,559
National HealthCare Corp.	469	99,128
NeoGenomics, Inc. (a)	29,614	432,068
Oncology Institute, Inc. (The) (a)	188,873	1,025,580
Oscar Health, Inc. (a) (b)	1,784	50,880
Pennant Group, Inc. (The) (a)	9,877	364,955
Progyny, Inc. (a)	21,203	611,282
Sonida Senior Living, Inc. (a) (b)	9,649	393,679
Sotera Health Company (a) (b)	7,687	136,444
Tenet Healthcare Corp. (a)	2,926	547,396
UnitedHealth Group, Inc. (b)	3,516	1,461,355
Universal Health Services, Inc.	464	68,992
US Physical Therapy, Inc.	12,968	890,642
		18,806,596

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Home & Office Products — 0.1%
Arhaus, Inc.	161,008	$1,355,687
Newell Brands, Inc.	95,291	585,087
		1,940,774
Home Construction — 0.1%
Armstrong World Industries, Inc. (b)	434	69,622
Mohawk Industries, Inc. (a) (b)	5,652	685,757
		755,379
Household Products — 0.1%
Church & Dwight Company, Inc.	3,807	368,822
Colgate-Palmolive Co.	307	28,146
Estee Lauder Companies, Inc. (The)	504	39,791
Kenvue, Inc. (b)	12,793	244,474
Procter & Gamble Co. (The) (b)	5,596	820,597
		1,501,830
Industrial Intermediate Products — 0.1%
Janus International Group, Inc. (a)	132,733	736,669
Mayville Engineering Company, Inc. (a)	1,481	55,478
Mueller Industries, Inc.	1,371	168,537
Proto Labs, Inc. (a)	147	11,982
RBC Bearings, Inc. (a)	518	333,623
Valmont Industries, Inc.	294	169,814
Xometry, Inc. (a) (b)	3,789	365,714
		1,841,817
Industrial Support Services — 0.0%
SiteOne Landscape Supply, Inc. (a)	2,666	305,017
WESCO International, Inc. (b)	120	41,452
		346,469
Institutional Financial Services — 0.2%
Bank of New York Mellon Corp. (The) (b)	2,500	361,525
CME Group, Inc. (b)	6,560	1,448,644
Evercore, Inc.	148	50,533
Intercontinental Exchange, Inc.	1,332	163,983
Jefferies Financial Group, Inc.	8,469	423,281
Morgan Stanley (b)	1,830	382,543
Northern Trust Corp.	892	155,065
State Street Corp.	176	29,850
Tradeweb Markets, Inc.	166	16,544
		3,031,968
Insurance — 0.8%
American International Group, Inc. (b)	1,312	97,783
Berkshire Hathaway, Inc. (a) (b)	15,952	7,982,221
CNA Financial Corp.	2,245	109,129
Everest Group Ltd.	1,650	589,430
Globe Life, Inc.	154	27,517
Hartford Insurance Group, Inc. (The)	646	85,608
Markel Group, Inc. (a)	19	37,107
MetLife, Inc.	1,307	110,585
Progressive Corp. (The)	4,933	1,077,614
Reinsurance Group of America, Inc.	1,858	395,104

	Number of Shares	Value
Selective Insurance Group, Inc.	4,148	$402,397
Tiptree Financial, Inc. (b)	3,436	61,573
Travelers Companies, Inc. (The) (b)	1,159	382,609
		11,358,677
Internet Media & Services — 3.4%
Airbnb, Inc. (a) (b)	21,552	3,084,091
Alphabet, Inc.	22,096	7,807,180
Alphabet, Inc. (b)	31,450	11,239,287
Booking Holdings, Inc. (b)	5,620	1,001,709
Expedia Group, Inc. (b)	75	19,191
Groupon, Inc. (a)	40,428	972,698
Lyft, Inc. (a)	12,763	186,467
Match Group, Inc.	19,752	751,564
Meta Platforms, Inc. (b)	23,000	12,955,671
Netflix, Inc. (a) (b)	89,190	6,368,166
Snap, Inc. (a)	37,344	165,807
Uber Technologies, Inc. (a) (b)	55,129	3,978,109
VeriSign, Inc.	3,937	990,392
		49,520,332
Leisure Facilities & Services — 0.7%
Chipotle Mexican Grill, Inc. (a) (b)	16,101	547,434
Dave & Buster’s Entertainment, Inc. (a)	39,587	451,292
DraftKings, Inc. (a) (b)	48,665	1,229,278
Hilton Worldwide Holdings, Inc. (b)	1,424	470,575
Las Vegas Sands Corp. (b)	19,497	900,566
Marriott International, Inc.	2,861	1,060,258
Norwegian Cruise Line Holdings Ltd. (a)	72,210	1,524,353
Papa John’s International, Inc. (b)	13,629	501,138
Planet Fitness, Inc. (a)	8,644	450,957
Rocket Lab Corp. (a)	1,201	122,082
Sweetgreen, Inc. (a)	56,693	499,465
Texas Roadhouse, Inc. (b)	4,567	882,481
TKO Group Holdings, Inc.	3,335	671,369
Viking Holdings Ltd. (a) (b)	15,023	1,572,457
Wendy’s Co. (The)	4,924	40,820
Yum! Brands, Inc.	311	49,716
		10,974,241
Leisure Products — 0.0%
Clarus Corp.	16,136	50,828
Malibu Boats, Inc. (a) (b)	21,113	579,130
		629,958
Machinery — 0.1%
AGCO Corp. (b)	612	73,256
Cadre Holdings, Inc.	9,949	283,646
CECO Environmental Corp. (a) (b)	752	68,236
Crane Company	486	108,412
CSW Industrials, Inc. (b)	754	209,838
Energy Recovery, Inc. (a)	40,207	362,667
Enerpac Tool Group Corp.	19,095	684,747
JBT Marel Corp. (b)	68	9,860
Oshkosh Corp.	2,161	331,670
		2,132,332

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Medical Equipment & Devices — 0.8%
BioLife Solutions, Inc. (a)	441	$12,454
Boston Scientific Corp. (a) (b)	24,603	1,050,056
Bruker Corp.	2,140	128,785
Danaher Corp. (b)	4,804	915,066
Dexcom, Inc. (a)	263	17,713
Glaukos Corp. (a)	390	54,506
Haemonetics Corp. (a)	10,021	751,575
IDEXX Laboratories, Inc. (a)	347	182,675
Illumina, Inc. (a)	177	31,122
Inspire Medical Systems, Inc. (a)	5,620	250,708
Insulet Corp. (a)	2,414	367,532
Intuitive Surgical, Inc. (a) (b)	1,139	452,958
McKesson Corp. (b)	3,729	2,817,633
Merit Medical Systems, Inc. (a)	3,604	249,901
Natera, Inc. (a)	5,095	1,383,038
Neogen Corp. (a)	9,534	85,711
Omnicell, Inc. (a)	7,078	293,879
OrthoPediatrics Corp. (a)	5,234	100,126
PROCEPT BioRobotics Corp. (a)	29,548	667,194
Repligen Corp. (a)	898	122,523
Revvity, Inc.	1,727	192,146
SS Innovations International, Inc. (a)	2,404	9,977
Stryker Corp.	1,576	496,188
Thermo Fisher Scientific, Inc. (b)	194	97,264
Waters Corp. (a)	1,272	477,051
		11,207,781
Metals & Mining — 0.6%
Alcoa Corp.	6,830	356,116
Century Aluminum Co. (a) (b)	2,791	128,414
Coeur Mining, Inc.	14,040	229,133
Core Natural Resources, Inc. (b)	1,594	127,552
Freeport-McMoRan, Inc. (b)	14,920	938,319
Hallador Energy Co. (a)	64,216	1,116,716
International Tower Hill Mines Ltd. (a)	383,788	763,738
Ivanhoe Electric, Inc. (a)	19,544	187,818
Newmont Corp. (b)	9,802	915,507
Northern Dynasty Minerals Ltd. (a) (d)	290,620	557,990
Ramaco Resources, Inc. (a)	131,892	1,744,931
Royal Gold, Inc.	3,107	620,188
Vista Gold Corp. (a)	219,661	419,553
		8,105,975
Oil & Gas Producers — 0.9%
Antero Resources Corp. (a)	14,153	497,336
Cheniere Energy, Inc.	880	210,329
Chevron Corp. (b)	10,689	1,771,809
ConocoPhillips (b)	4,760	494,850
EOG Resources, Inc.	7,521	975,699
Expand Energy Corp.	28,792	2,625,542
Exxon Mobil Corp. (b)	5,793	792,019
Kinder Morgan, Inc.	606	19,374
Kosmos Energy Ltd. (a)	203,682	429,769

	Number of Shares	Value
Occidental Petroleum Corp.	3,640	$176,795
PBF Energy, Inc.	8,323	378,863
Permian Resources Corp.	4,696	86,453
Phillips 66	3,996	675,524
Range Resources Corp.	85,315	3,172,866
Sable Offshore Corp. (a)	155,374	478,552
		12,785,780
Oil & Gas Services & Equipment — 0.3%
Atlas Energy Solutions, Inc.	91,501	1,519,831
Baker Hughes Company	544	30,192
Flotek Industries, Inc. (a)	42,437	998,118
Forum Energy Technologies, Inc. (a)	265	13,311
Halliburton Company	6,113	207,536
Innovex International, Inc. (a) (b)	2,139	53,047
Liberty Energy, Inc. (b)	1,938	50,756
Matrix Service Co. (a)	20,911	286,481
National Energy Services Reunited Corp. (a) (b)	30,830	922,742
Oceaneering International, Inc. (a)	6,312	255,762
Select Water Solutions, Inc. (b)	1,020	20,380
Solaris Energy Infrastructure, Inc. (b)	4,316	347,265
		4,705,421
Pharmaceuticals — 0.2%
Vera Therapeutics, Inc. (a)	64,828	2,781,769
Private Equity — 0.0%
Swiftmerge Acquisition Corp. (a) (e) (j)	1,728	5,011
Ultra Rare Earth, Inc. (a)	35,700	142,800
		147,811
Publishing & Broadcasting — 0.2%
Liberty Media Corp.-Liberty Formula One (a)	3,113	296,171
New York Times Company (The)	4,063	284,329
News Corp.	3,925	97,458
USA TODAY Company, Inc. (a)	202,632	1,732,503
		2,410,461
REITs — 0.4%
AGNC Investment Corp.	866	9,439
CareTrust REIT, Inc.	13,964	563,447
Dynex Capital, Inc.	15,528	203,572
Equinix, Inc. (b)	617	643,155
Equity LifeStyle Properties, Inc.	929	59,874
Federal Realty Investment Trust	305	37,649
Gaming and Leisure Properties, Inc.	104	4,631
Lamar Advertising Company	110	17,158
LTC Properties, Inc.	10,931	420,297
National Health Investors, Inc.	1,484	113,170
Omega Healthcare Investors, Inc.	17,275	823,672
Prologis, Inc. (b)	2,221	300,879
Rayonier, Inc.	44,512	947,215
Regency Centers Corp.	863	68,816
VICI Properties, Inc.	5,778	153,406
Welltower, Inc.	4,162	944,649

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Weyerhaeuser Company	51,473	$1,232,264
		6,543,293
Renewable Energy — 0.4%
Array Technologies, Inc. (a)	44,007	326,092
Comstock, Inc. (a)	348,939	1,451,586
EnerSys	995	232,651
Fervo Energy Company (a)	134	3,917
First Solar, Inc. (a)	6,520	1,538,460
FuelCell Energy, Inc. (a)	17,041	613,646
Shoals Technologies Group, Inc. (a)	58,658	580,714
Solv Energy, Inc. (a) (b)	15,662	533,291
		5,280,357
Retail - Consumer Staples — 0.2%
Costco Wholesale Corp.	492	460,251
Dollar General Corp.	4,820	554,830
Five Below, Inc. (a) (b)	6,424	1,154,971
Walgreens Boots Alliance, Inc. (a)	67,537	35,795
Walmart, Inc.	11,773	1,333,410
		3,539,257
Retail - Discretionary — 1.7%
Abercrombie & Fitch Co. (a)	5,061	455,541
American Eagle Outfitters, Inc.	2,984	51,325
ATRenew, Inc.	56,080	217,030
Burlington Stores, Inc. (a) (b)	1,361	431,165
CarMax, Inc. (a)	10,519	556,350
Cloudflare, Inc. (a) (b)	54,893	13,464,154
Gap, Inc. (The)	17,617	329,086
MarineMax, Inc. (a)	6,667	244,146
QXO, Inc. (a)	1,806	31,208
Ross Stores, Inc. (b)	22,374	4,762,305
TJX Companies, Inc. (The) (b)	26,296	3,983,844
		24,526,154
Semiconductors — 6.4%
ACM Research, Inc. (a)	3,833	486,369
Advanced Micro Devices, Inc. (a) (b)	11,120	6,459,719
Amkor Technology, Inc.	2,422	208,849
Analog Devices, Inc. (b)	10,095	4,009,431
Applied Materials, Inc. (b)	5,150	3,723,450
Astera Labs, Inc. (a)	16,090	7,771,792
Broadcom, Inc. (b)	25,306	9,559,342
Cirrus Logic, Inc. (a)	117	17,378
Coherent Corp. (a) (b)	2,934	1,157,375
Cree, Inc. (a)	30,931	437,674
Intel Corp. (a) (b)	18,523	2,586,366
Kulicke & Soffa Industries, Inc.	206	27,555
Lam Research Corp. (b)	4,089	1,771,886
Lattice Semiconductor Corp. (a)	240	36,710
Microchip Technology, Inc. (b)	19,182	1,749,398
Micron Technology, Inc. (b)	8,092	9,340,515
MKS, Inc.	968	430,566
NVIDIA Corp. (b)	161,684	32,351,351
ON Semiconductor Corp. (a) (b)	10,747	1,016,021
Onto Innovation, Inc. (a)	51	19,301

	Number of Shares	Value
QUALCOMM, Inc. (b)	2,029	$374,939
Rambus, Inc. (a)	1,603	212,782
Sandisk Corp. (a) (b)	472	1,073,201
Semtech Corp. (a)	30	4,856
SiTime Corp. (a)	402	299,715
Teradyne, Inc. (b)	4,928	2,384,364
Texas Instruments, Inc. (b)	23,102	6,886,013
		94,396,918
Software — 3.9%
ACV Auctions, Inc. (a) (b)	69,076	496,656
Adobe, Inc. (a) (b)	3,688	756,114
Akamai Technologies, Inc. (a) (b)	9,399	1,111,056
Atlassian Corp. (a) (b)	18,033	1,402,787
AvePoint, Inc. (a)	4,567	51,196
Bill.Com Holdings, Inc. (a)	7,458	269,681
Concentrix Corp. (d)	39,688	889,210
CoreWeave, Inc. (a)	2,119	210,925
Crowdstrike Holdings, Inc. (a)	6,511	4,968,805
Datadog, Inc. (a)	33,363	8,686,390
DigitalOcean Holdings, Inc. (a)	11,952	1,876,823
Docusign, Inc. (a)	8,465	376,015
DoubleVerify Holdings, Inc. (a)	9,361	101,473
Duolingo, Inc. (a)	4,392	505,168
Fortinet, Inc. (a) (b)	6,117	939,694
HubSpot, Inc. (a)	2,565	468,138
Intuit, Inc.	1,706	445,266
Manhattan Associates, Inc. (a)	4,539	632,056
Microsoft Corp. (b)	43,911	16,379,680
MongoDB, Inc. (a)	1,514	508,553
nCino, Inc. (a)	23,226	379,745
Nutanix, Inc. (a)	18,989	967,679
Oracle Corp. (b)	3,378	495,046
Palantir Technologies, Inc. (a) (b)	48,397	5,646,477
Paylocity Holding Corp. (a)	1,240	129,617
Rimini Street, Inc. (a)	55,112	723,069
Rubrik, Inc. (a)	10,124	812,755
SentinelOne, Inc. (a)	17,621	299,028
ServiceNow, Inc. (a) (b)	9,502	943,359
Snowflake, Inc. (a) (b)	5,235	1,332,308
Synopsys, Inc. (a) (b)	3,009	1,342,225
Teradata Corp. (a)	3,490	120,929
Unity Software, Inc. (a)	6,402	182,969
Veeva Systems, Inc. (a)	3,995	708,993
Weave Communications, Inc. (a)	225,114	1,348,433
Zoom Communications, Inc. (a) (b)	14,182	1,224,048
ZoomInfo Technologies, Inc. (a)	105,606	309,426
		58,041,792
Specialty Finance — 0.3%
American Express Company (b)	528	178,596
Capital One Financial Corp. (b)	10,178	2,041,910
Federal National Mortgage Association (a)	21,012	136,788
Fidelity National Financial, Inc.	19,800	933,768
MGIC Investment Corp.	2,865	80,793

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Navient Corp.	86,168	$733,290
OneMain Holdings, Inc.	6,669	406,609
Upstart Holdings, Inc. (a)	121	4,287
		4,516,041
Specialty Retail — 0.1%
Lululemon Athletica, Inc. (a) (b)	5,693	650,027
Ulta Beauty, Inc. (a) (b)	244	110,039
		760,066
Steel — 0.1%
Carpenter Technology Corp.	2,567	1,583,428
Nucor Corp. (b)	526	117,167
Ryerson Holding Corp.	394	9,696
		1,710,291
Technology Hardware — 3.2%
Apple, Inc. (a)	92,357	706,531
Apple, Inc. (b)	91,520	26,482,228
Arista Networks, Inc. (a) (b)	796	135,224
BK Technologies Corp. (a)	8,632	742,179
Ciena Corp. (a) (b)	1,897	930,592
Cisco Systems, Inc. (b)	13,892	1,631,754
Dell Technologies, Inc. (b)	219	94,490
Enovix Corp. (a)	311,203	1,889,002
Extreme Networks, Inc. (a)	11,243	363,936
Hewlett Packard Enterprise Company (b)	12,122	546,823
HP, Inc.	5,664	124,268
Jabil, Inc.	238	91,744
Lightpath Technologies, Inc. (a)	64,952	1,061,965
Lumentum Holdings, Inc. (a) (b)	4,263	3,657,911
Motorola Solutions, Inc.	44	18,273
NCR Voyix Corp. (a)	294,131	2,403,050
NETGEAR, Inc. (a)	18,149	423,779
Powerfleet, Inc. (a)	590,669	2,262,262
Super Micro Computer, Inc. (a)	6,047	177,359
TD SYNNEX Corp.	721	192,752
Teledyne Technologies, Inc. (a)	369	246,086
TTM Technologies, Inc. (a)	2,569	480,454
Vicor Corp. (a)	1,036	393,452
Vistance Networks, Inc. (b)	38,700	494,586
Western Digital Corp. (b)	2,801	1,789,055
		47,339,755
Technology Services — 1.7%
Amentum Holdings, Inc. (a) (b)	61,236	1,265,748
Automatic Data Processing, Inc.	1,672	374,444
Booz Allen Hamilton Holding Corp. (b)	2,315	140,451
CDW Corp	604	84,947
Chime Financial, Inc. (a)	10,479	214,610
Corpay, Inc. (a)	61	20,329
CoStar Group, Inc. (a) (b)	4,717	133,585
EPAM Systems, Inc. (a)	3,287	260,823
Equifax, Inc.	2,152	341,565
ExlService Holdings, Inc. (a)	16,581	428,785

	Number of Shares	Value
FactSet Research Systems, Inc.	578	$132,986
Fidelity National Information Services, Inc.	3,527	137,130
Gartner, Inc. (a)	4,216	546,478
Global Payments, Inc.	2,275	165,074
Green Dot Corp. (a)	65,802	888,985
Grid Dynamics Holdings, Inc. (a)	109,890	624,175
International Business Machines Corp. (b)	4,760	1,338,560
KBR, Inc. (b)	6,697	231,247
Kyndryl Holdings, Inc. (a)	17,440	197,246
MarketAxess Holdings, Inc.	4,722	535,900
Mastercard, Inc. (b)	11,754	6,036,855
Moody’s Corp. (b)	54	24,458
MSCI, Inc.	1,384	775,095
Real Brokerage, Inc. (The) (a)	434,676	791,110
Rimini Street, Inc. (a)	40,111	170,873
S&P Global, Inc. (b)	41	16,698
Terawulf, Inc. (a) (b)	2,319	57,279
Visa, Inc. (b)	23,960	8,220,437
WEX, Inc. (a)	7,895	1,113,906
		25,269,779
Telecommunications — 0.3%
Cogent Communications Holdings, Inc. (b)	76,885	1,067,164
EchoStar Corp. (a)	21,699	2,202,449
Iridium Communications, Inc.	10,186	558,702
T-Mobile US, Inc. (b)	2,940	493,126
		4,321,441
Tobacco & Cannabis — 0.1%
Altria Group, Inc. (b)	561	40,364
Philip Morris International, Inc. (b)	7,153	1,294,049
Turning Point Brands, Inc. (b)	5,226	443,217
		1,777,630
Transportation & Logistics — 0.3%
CryoPort, Inc. (a)	15,830	248,531
CSX Corporation	911	43,300
Delta Air Lines, Inc. (b)	7,760	726,802
Dorian, LPG Ltd. (b)	396	13,773
FedEx Corp. (b)	5,262	1,647,690
JB Hunt Transport Services, Inc. (b)	3,833	1,109,385
Kirby Corporation (a)	203	27,602
Knight-Swift Transportation Holdings, Inc.	383	29,824
Landstar System, Inc.	1,191	246,311
Norfolk Southern Corp. (b)	88	27,684
Suncrete, Inc. (a) (b)	10,619	239,246
Union Pacific Corp. (b)	1,940	527,680
		4,887,828
Transportation Equipment — 0.0%
Cummins, Inc. (b)	705	502,813
Hyliion Holdings Corp. (a)	12,483	65,036

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Westinghouse Air Brake Technologies Corp. (b)	82	$22,107
		589,956
Wholesale - Discretionary — 0.0%
Copart, Inc. (a)	607	17,111
Total U.S. Common Stocks (Cost $535,064,001)		613,485,204

Foreign Common Stocks — 18.7%
Argentina — 0.1%
Central Puerto S.A. (a)	4,038	60,005
Cresud SACIF Y.A. (d)	95,808	1,074,008
Grupo Financiero Galicia S.A.	59	2,952
IRSA Inversiones y Representaciones S.A.	9,676	149,397
		1,286,362
Australia — 0.4%
BHP Group Ltd. (d) (f)	13,867	578,790
Champion Iron Ltd. (d) (f)	517,041	1,410,650
Deterra Royalties Ltd. (d) (f)	196,918	639,152
Meteoric Resources NL (a) (f)	3,289,342	340,126
Paladin Energy Ltd. (a) (d) (f)	283,536	1,846,273
Paladin Energy Ltd. (a)	191,962	1,276,363
Treasury Wine Estates Ltd. (d) (f)	73,935	244,160
		6,335,514
Bermuda — 0.1%
Axis Capital Holdings Ltd.	1,684	180,929
Carnival Corp Ltd. (b)	12,422	354,897
Genpact Ltd.	16,183	445,033
Golar LNG Ltd.	22,996	1,146,121
Gulf Keystone Petroleum Limited (f)	5,860	13,646
		2,140,626
Brazil — 0.2%
Axia Energia (f)	49,502	521,361
BrasilAgro - Company Brasileira de Propriedades (f)	141,900	500,002
SLC Agricola S.A. (f)	376,537	939,464
Vale S.A. (f)	99,591	1,503,424
		3,464,251
Canada — 4.5%
A2Z Cust2Mate Solutions Corp. (a)	153,804	895,139
Aecon Group, Inc.	22,600	725,367
Agnico Eagle Mines Ltd.	4,500	699,186
Americas Gold & Silver Corp. (a)	295,447	1,397,812
Apotex Health Corp. (a)	25,300	575,839
Appia Rare Earths & Uranium Corp. (a)	978,500	144,100
Arbutus Biopharma Corp. (a)	18,174	87,235
Aris Mining Corp. (a)	11,078	165,203
ATS Corp. (a)	29,300	844,551
Badger Infrastructure Solutions Ltd.	13,300	872,319
Birchcliff Energy Ltd.	53,115	231,822
Bitcoin Treasury Corp. (a)	73,700	145,503

	Number of Shares	Value
Boyd Group Income Fund	7,900	$748,028
Bravo Mining Corp. (a)	156,500	322,214
CAE, Inc. (a)	19,100	478,224
Cameco Corp.	4,185	426,284
Cameco Corp.	9,800	998,899
Canada Goose Holdings, Inc. (a) (b)	33,689	320,382
Cenovus Energy, Inc.	35,341	876,890
Coelacanth Energy, Inc. (a)	704,400	397,335
Culico Metals, Inc. (a)	150,950	45,234
Cybin, Inc. (a)	1,804	11,924
Definium Therapeutics, Inc. (a)	8,069	379,566
Denison Mines Corp. (a)	137,670	421,270
Dollarama, Inc.	8,300	1,098,005
Enerflex Ltd.	56,300	1,382,640
enGene Therapeutics, Inc. (a)	10,639	18,405
Equinox Gold Corp. (b)	149,329	1,451,478
Extendicare, Inc.	48,700	1,204,237
Faraday Copper Corp. (a)	248,100	1,047,854
Fennec Pharmaceuticals Inc (a)	17,646	189,695
G Mining Ventures Corp. (a)	34,900	1,021,962
Gabriel Resources Ltd. (a)	193,400	23,864
GFL Environmental, Inc. (b)	919	33,810
Gildan Activewear, Inc.	12,500	644,456
Gildan Activewear, Inc. (b)	8,285	427,506
Global Atomic Corp. (a)	138,100	60,372
Gold Royalty Corp. (a)	51,719	142,744
Groupe Dynamite, Inc.	37,900	1,430,753
Heliostar Metals Ltd. (a)	471,100	591,262
Highlander Silver Corp. (a)	312,700	1,468,417
i-80 Gold Corp. (a)	1,083,800	1,560,672
IAMGOLD Corp. (a)	29,900	474,563
Ivanhoe Mines Ltd. (a) (d)	216,199	1,693,616
Killam Apartment Real Estate	39,500	516,640
Kraken Robotics, Inc. (a)	134,800	605,448
Lumina Metals Corp. (a)	66,975	483,098
Lundin Mining Corp.	21,025	512,338
LunR Royalties Corp. (a)	70,600	940,836
MDA Space Ltd. (a)	52,700	2,177,486
Metalla Royalty & Streaming Ltd. (a)	6,500	49,465
Mx2 Mining, Inc. (a)	198,300	69,910
Neo Performance Materials, Inc.	121,289	3,179,640
Nevgold Corporation (a)	199,200	290,741
NFI Group Inc. (a)	65,100	1,093,378
Northern Dynasty Minerals Ltd. (a)	752,336	1,437,568
Novagold Resources, Inc. (a)	263,549	1,573,388
Novanta, Inc. (a)	1,204	195,337
Nutrien Ltd.	26,097	1,642,806
Power Metallic Mines, Inc. (a)	439,694	350,329
Premium Brands Holdings Corp.	15,600	925,056
Santacruz Silver Mining Ltd. (a)	9,263	60,117
Seabridge Gold, Inc. (a) (d)	46,316	1,192,174
Seabridge Gold, Inc. (a)	101,511	2,619,640
Shopify, Inc. (a)	75,337	8,601,978
Silverco Mining Ltd. (a)	161,000	841,185
Solaris Resources, Inc. (a)	109,900	924,454

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Somerset Energy Partners Corp. (a) (e) (j)	130,200	$22,951
Sprott Physical Uranium Trust (a)	151,491	2,786,815
Tamarack Valley Energy Ltd.	128,800	1,123,396
Teck Resources Ltd.	7,294	433,701
Trillion Energy International, Inc. (a)	71,127	8,606
Trulieve Cannabis Corp. (a) (b)	39,800	391,234
Uranium Royalty Corp. (a)	590,481	1,641,537
Valeura Energy, Inc. (a)	123,900	908,556
Valor Gold Corp. (a)	40,710	105,846
Valor Gold Corp. (a)	51,877	135,339
Verdera Energy Corp. (a)	401,071	120,187
Victoria Gold Corp. (a)	39,004	1,170
Western Copper & Gold Corp. (a)	249,816	560,137
Xenon Pharmaceuticals, Inc. (a)	3,561	214,942
		66,914,066
Cayman Islands — 0.5%
Alibaba Group Holding Ltd.	1,312	125,926
Consolidated Water Co., Ltd.	1,234	36,403
DiDi Global, Inc. (a)	193,822	649,304
Fabrinet (a)	2,454	1,379,344
Herbalife Ltd. (a)	11,255	148,003
JD.com, Inc. (b)	5,473	139,452
Kingsoft Cloud Holdings Ltd. (a) (b)	4,230	38,282
Melco Resorts & Entertainment Ltd. (a) (b)	400	2,108
NU Holdings Ltd. (a)	311,934	4,167,438
Silicon Motion Technology Corp.	702	233,998
Sinda Ltd. (a)	32,900	394,800
Wuxi Biologics Cayman, Inc. (a) (c) (f)	55,000	243,724
		7,558,782
Chile — 0.2%
Empresa Nacional de Telecomunicaciones S.A. (f)	365,372	1,426,669
Empresas CMPC S.A. (f)	711,634	791,935
Empresas Copec S.A. (f)	41,197	256,977
		2,475,581
China — 0.2%
Ascletis Pharma, Inc. (a) (c) (d) (f)	13,000	17,562
Baidu, Inc. (a) (f)	21,850	311,143
CGN Power Co. Ltd. (c) (d) (f)	2,178,000	744,870
Changgang Dunxin Enterprise Co. Ltd. (a) (j)	4,640,000	—
China Reinsurance Group Corp. (c) (f)	5,581,000	791,984
Guangshen Railway Co. Ltd. (f)	2,468,000	645,767
Shanghai MicroPort MedBot Group Co. Ltd. (a) (c) (f)	30,500	89,916
Sinopharm Group Company Ltd. (f)	193,200	392,534
WuXi AppTec Company Ltd. (c) (f)	17,200	338,200
		3,331,976
Colombia — 0.0%
Grupo Cibest S.A.	99	7,864

	Number of Shares	Value
Cyprus — 0.1%
Astarta Holding plc (a) (f)	26,594	$335,726
MHP S.E. (a) (f) (g)	162,285	1,429,213
		1,764,939
Denmark — 0.1%
Ascendis Pharma A/S (a)	726	193,639
Orsted A/S (a) (c) (f)	47,713	1,072,758
		1,266,397
Finland — 0.1%
Nanoform Finland plc (a) (f)	261,974	233,016
Stora Enso OYJ (f)	78,643	839,148
		1,072,164
France — 0.4%
Abivax S.A. (a) (b)	18,395	2,451,318
Carrefour S.A. (f)	66,904	1,242,793
Eramet (a) (d) (f)	23,931	1,229,642
Legrand S.A. (f)	368	62,115
L’Oreal S.A. (f)	1,212	531,738
Teleperformance S.E. (f)	9,933	522,026
		6,039,632
Germany — 0.4%
BioNTech SE (a) (b)	27,232	2,533,938
Jumia Technologies A.G. (a)	61,988	437,015
K+S A.G. (f)	203,189	3,066,863
SMA Solar Technology A.G. (a)	1,549	111,414
		6,149,230
Guernsey — 0.1%
Genius Sports Ltd. (a) (b)	179,747	1,089,267
Hong Kong — 0.3%
Bank of East Asia Ltd. (The) (f)	117,800	188,591
CECEP COSTIN New Materials Group Ltd. (a) (j)	1,736,000	—
China Communications Services Corp. Ltd. (f)	3,192,000	1,597,842
China Gas Holdings Ltd. (f)	508,200	335,954
Hi Sun Technology China Ltd. (a) (f)	3,960,000	220,278
Hua Han Health Industry Holdings Ltd. (a) (j)	6,984,000	—
Luks Group Vietnam Holdings Co. Ltd. (f)	1,682,000	171,859
Meituan (a) (c) (f)	138,200	1,218,876
PAX Global Technology Ltd. (f)	668,000	286,327
SJM Holdings Ltd. (a) (d) (f)	3,256,000	607,575
		4,627,302
Indonesia — 0.4%
First Pacific Company Ltd. (f)	1,175,000	721,235
Golden Agri-Resources Ltd (f)	15,063,500	3,144,895
Indah Kiat Pulp & Paper Corp. (f)	890,800	352,327
Indofood Sukses Makmur Tbk PT (f)	1,862,300	695,337
Media Nusantara Citra Tbk. PT (a) (f)	20,013,600	224,567
United Tractors Tbk PT (f)	315,500	406,496
		5,544,857

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Ireland — 0.3%
Accenture plc (b)	3,101	$385,888
Aon plc	259	85,908
GH Research plc (a)	9,007	242,108
Jazz Pharmaceuticals plc (a) (b)	630	151,811
Medtronic plc (b)	11,427	893,934
nVent Electric plc (b)	3,406	577,692
Seagate Technology Holdings plc (b)	2,296	2,215,640
STERIS plc	82	17,267
TE Connectivity plc	246	49,596
Weatherford International plc (b)	1,033	84,190
		4,704,034
Israel — 0.1%
Cellebrite DI Ltd. (a)	13,215	192,939
Cognyte Software Ltd. (a)	5,520	48,466
Fiverr International Ltd. (a)	20,787	214,522
Nice Ltd. (a) (d)	7,386	671,018
Perion Network Ltd. (a)	15,575	151,233
SimilarWeb Ltd. (a)	69,497	426,017
TAT Technologies Ltd. (a)	2,866	138,227
		1,842,422
Italy — 0.0%
Stevanato Group SpA (b)	10,735	193,981
Japan — 4.9%
Asahi Intecc Company Ltd. (f)	78,400	1,839,789
Central Japan Railway Company (f)	74,600	1,592,339
Electric Power Development Co. Ltd. (f)	18,000	405,276
Food & Life Companies Ltd. (f)	77,000	2,305,673
Fukuda Corp. (f)	20,400	466,085
Hokuhoku Financial Group, Inc. (f)	57,600	2,380,772
Inpex Corp. (f)	29,400	592,400
Isetan Mitsukoshi Holdings Ltd. (f)	35,300	898,768
Japan Petroleum Exploration Co. (f)	63,400	617,486
Japan Post Insurance Co. Ltd. (f)	310,000	2,923,045
Japan Steel Works Ltd. (The) (f)	24,200	1,154,742
Japan Tobacco, Inc. (f)	40,800	1,499,299
JX Advanced Metals Corp. (f)	15,000	414,926
Kamigumi Co. Ltd. (f)	23,700	744,535
Kandenko Company Ltd. (f)	49,100	2,053,024
Kao Corp. (f)	42,400	840,312
Kato Sangyo Company Ltd. (f)	9,000	329,921
Kioxia Holdings Corp. (a) (b)	2,851	168,637
Kirin Holdings Company Ltd. (f)	62,400	1,069,233
Kokusai Electric Corporation (f)	49,000	3,345,641
KYORIN Holdings, Inc. (f)	116,000	824,048
Marubeni Corp. (f)	29,200	850,298
MEIJI Holdings Company Ltd. (f)	99,800	2,321,073
Mitsubishi Heavy Industries Ltd. (f)	42,400	965,424
Mitsui OSK Lines Ltd. (f)	21,400	685,079
Mochida Pharmaceutical Company Ltd. (f)	600	11,737
Nh Foods Ltd. (f)	60,000	2,195,405
Nippon Holdings Company Ltd. (f)	161,000	1,047,908

	Number of Shares	Value
Niterra Company Ltd. (f)	20,800	$1,383,638
Osaka Soda Company Ltd. (f)	2,961	34,669
Rohm Company Ltd. (f)	113,500	3,801,540
Ryohin Keikaku Company Ltd. (f)	154,600	3,377,531
Sankyu, Inc. (f)	12,900	687,956
Shimadzu Corp. (f)	67,100	1,712,440
Shinsei Bank, Ltd. (f)	89,800	768,517
Shizuoka Financial Group, Inc. (f)	165,300	3,082,506
Socionext, Inc. (f)	57,200	911,737
Sony Group Corp. (f)	90,800	1,827,265
Sumco Corp. (f)	83,100	2,106,009
Sumitomo Chemical Company Ltd. (f)	323,800	1,029,941
Suzuken Company Ltd. (f)	13,000	394,154
TDK Corp. (f)	121,600	2,716,077
THK Company Ltd. (f)	49,700	2,273,438
Tokyo Metro Company Ltd. (d) (f)	76,100	664,527
TOPPAN Holdings, Inc. (f)	42,000	1,332,048
Toray Industries, Inc. (f)	248,000	1,721,520
Toyota Motor Corp. (f)	27,700	464,536
Toyota Tsusho Corp. (f)	52,700	1,961,609
West Japan Railway Co. (d) (f)	99,900	1,675,414
Yamato Holdings Company Ltd. (f)	87,600	991,101
Yokogawa Electric Corp. (f)	41,300	1,450,838
Yokohama Rubber Company Ltd. (f)	28,800	1,303,058
		72,214,944
Jersey — 0.1%
Glencore plc (f)	204,323	1,393,626
Man Group plc (f)	81,758	317,053
		1,710,679
Kazakhstan — 0.1%
Halyk Savings Bank of Kazakhstan JSC (f) (g)	18,449	552,669
NAC Kazatomprom JSC (c) (f)	8,697	598,157
		1,150,826
Lebanon — 0.0%
Solidere (a) (g) (j)	32,451	363,857
Luxembourg — 0.0%
Adecoagro S.A.	44,188	421,995
Malaysia — 0.1%
Genting Plantations Berhad (f)	577,300	742,929
Oriental Holdings Berhad (f)	405,800	672,799
		1,415,728
Mexico — 0.1%
Alpek S.A.B. de C.V. (a) (d) (f)	655,199	478,824
Borr Drilling Ltd. (a)	37,381	154,384
Grupo Financiero Inbursa S.A.B. de C.V. (f)	179,400	427,585
Nemak S.A.B. de C.V. (a) (c) (f)	2,288,584	426,635
Orbia Advance Corp. S.A.B. de C.V. (a) (f)	197,995	255,426
		1,742,854

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Netherlands — 0.4%
ASML Holding N.V. (b)	228	$453,592
Elastic N.V. (a)	31,999	1,824,583
InflaRx N.V. (a)	23,128	51,807
LuxExperience BV (a)	8,860	65,830
LyondellBasell Industries N.V. (b)	11,286	594,208
Magnum Ice Cream Co. N.V. (The) (a) (b) (d)	20,690	360,213
Nebius Group N.V. (a)	1,834	506,496
Newamsterdam Pharma Co. N.V. (a)	5,862	198,663
NXP Semiconductors N.V. (b)	4,713	1,324,494
Pharvaris N.V. (a)	7,692	265,989
PROQR Therapeutics N.V. (a)	22,141	41,182
		5,687,057
Philippines — 0.1%
Ayala Corp. (f)	54,020	369,418
GT Capital Holdings, Inc. (f)	66,210	524,212
Puregold Price Club, Inc. (f)	420,600	278,500
		1,172,130
Russia — 0.0%
Etalon Group plc (a) (f) (g) (j)	599,848	—
Etalon Group plc (a) (f) (g) (j)	84,223	—
Federal Grid Company of Unified Energy System (a) (f) (j)	1,019,443,892	—
Gazprom PJSC (a) (f) (j)	1,409,587	—
Lenta International Co. PJSC (a) (f) (j)	351,208	—
LSR Group PJSC (a) (f) (j)	96,020	—
Moscow Exchange MICEX-RTS PJSC (a) (f) (j)	798,487	—
Polyus PJSC (a) (f) (g) (j)	34,231	—
RusHydro PJSC (a) (f) (j)	354,557,380	—
Sberbank of Russia PJSC (a) (f) (j)	688,194	—
VTB Bank PJSC (a) (f) (j)	530,060	—
		—
Singapore — 0.1%
Flex Ltd. (a) (b)	4,768	772,750
Hafnia Ltd.	3,363	22,330
Karooooo Ltd.	5,256	259,436
Yoma Strategic Holdings Ltd. (a) (f)	3,782,300	231,611
		1,286,127
South Africa — 0.7%
Gold Fields Ltd.	1,085	36,445
Impala Platinum Holdings Ltd. (d) (f)	281,561	2,944,784
Sibanye Stillwater Ltd. (f)	648,290	1,373,862
Valterra Platinum Ltd. (f)	91,768	6,153,095
		10,508,186
South Korea — 1.0%
Chong Kun Dang Pharmaceutical Corp. (f)	20,130	864,354
DL E&C Company, Ltd. (f)	18,052	758,559
GS Holdings Corp. (f)	19,169	818,624
Hankook Tire Worldwide Company Ltd. (f)	43,934	674,887

	Number of Shares	Value
Korea Electric Power Corp.	59,164	$715,884
Korea Electric Power Corp. (f)	40,233	959,768
Korean Air Lines Company Ltd. (f)	49,747	893,001
KT Corp.	165,732	2,863,849
LG Corp. (f)	24,406	1,538,804
LG Uplus Corp. (f)	407,896	3,693,944
LOTTE Chemical Corp. (f)	1,831	75,922
LX Holdings Corp. (f)	70,151	333,803
LX International Corp. (f)	7,800	185,594
Pan Ocean Company Ltd. (f)	181,638	559,666
Pyeong Hwa Automotive Co. Ltd. (f)	29,774	218,279
SOOP Company Ltd. (f)	2,098	66,833
		15,221,771
Spain — 0.0%
Amadeus IT Group S.A. (c) (f)	6,971	400,349
Sri Lanka — 0.0%
Hemas Holdings plc (f)	1,763,891	173,514
Sweden — 0.0%
Greater Than A.B. (a) (f)	278,882	215,714
Switzerland — 0.2%
Chubb Ltd. (b)	3,009	1,025,287
Garmin Ltd. (b)	2,320	551,093
Sportradar Group A.G. (a)	71,846	1,075,535
		2,651,915
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	38,014	18,154,346
Thailand — 0.1%
Bangkok Bank Public Co. Ltd. (f)	240,600	1,305,687
Kasikornbank PCL (f)	84,100	554,384
		1,860,071
United Kingdom — 0.7%
Amarin Corp. plc (a)	2,491	39,707
Bicycle Therapeutics plc (a)	3,375	14,310
British American Tobacco plc (b)	2,310	142,666
CK Hutchison Holdings Ltd. (f)	214,500	1,823,153
Clarivate plc (a) (b)	4,565	9,860
Close Brothers Group PLC (a) (f)	83,484	449,091
Ferroglobe plc	466,469	1,483,371
GSK plc	6,788	355,827
LivaNova plc (a)	2,319	190,691
Melrose Industries plc (f)	61,900	390,334
PureTech Health plc (a) (f)	17,100	31,180
Royalta Pharma plc (b)	23,148	1,297,908
Sage Group plc (The) (f)	28,317	306,667
TechnipFMC plc	19,206	1,273,358
Travis Perkins plc (f)	165,553	1,214,606
Tronox Holdings plc (b)	36,763	231,607
Vodafone Group plc (f)	211,372	279,288
Yellow Cake plc (a) (c) (f)	167,481	1,171,330
		10,704,954

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Virgin Islands (British) — 0.0%
Biohaven Ltd. (a)	8,315	$123,727
Talon Metals Corp. (a)	121,600	483,571
		607,298
Total Foreign Common Stocks (Cost $272,049,517)		275,473,562
Total Common Stocks (Cost $807,113,518)		888,958,766

	Number of Contracts	Value
Rights — 0.0%
1911 Gold Corp., Expiring 07/17/28 (Canada)	593,500	315,623
Pan American Silver Corp., Expiring 12/31/49 (Canada)	346,146	190,726
TPG, Inc. (United States) (f)	42,398	—
Total Rights (Cost $339,975)		506,349

Warrants — 0.1%
ATEX Resources, Inc., Expiring 12/31/49 (Canada)	1,062,000	635,483
Defi Technologies, Inc., Expiring 12/31/49 (United States)	123,288	15,855
Global Atomic Corp., Expiring 12/31/49 (Canada)	130,700	13,523
Hive Digital Technologies Ltd., Expiring 12/31/49 (Canada)	44,900	39,779
i-80 Gold Corp., Expiring 05/02/28 (Canada)	310,750	120,509
Largo Resources, Expiring 12/31/49 (Canada)	212,400	55,063
Minera Alamos, Inc., Expiring 12/31/49 (Canada) (j)	353,220	400,520
Organigram Global, Inc., Expiring 12/31/49 (Canada)	337,500	19,627
U.S. Gold Corp., Expiring 12/31/49 (United States)	18,150	138,967
Total Warrants (Cost $1,937,716)		1,439,326

	Principal Amount	Value
Corporate Bonds — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Trillion Energy International, Inc., 12.000% (Canada) (j) (Cost $337,084) (c) (e)	$453,800	63,994
Convertible Bonds — 0.0%
Entertainment Content — 0.0%
Cineplex, Inc., 7.750% 03/01/30 (Canada) (Cost $495,528) (c)	650,000	597,394

	Principal Amount	Value
U.S. Treasury Bonds & Notes — 2.7%
U.S. Treasury Note, 2.750%, 08/15/32	$13,699,000	$12,594,518
U.S. Treasury Note, 3.875%, 08/15/33	12,374,000	12,048,216
U.S. Treasury Note, 3.375%, 05/15/33	15,891,000	15,026,927
Total U.S. Treasury Bonds & Notes (Cost $39,857,322)		39,669,661

	Number of Shares	Value
Acquired Funds — 16.7%
Exchange-Traded Funds — 3.2%
Energy Select Sector SPDR Fund	32,671	1,735,157
Financial Select Sector SPDR® Fund	419,542	22,491,647
Invesco KBW Bank ETF (d)	243,332	22,625,008
SPDR S&P Biotech ETF	4,114	651,041
		47,502,853
Private Investment Funds (h) — 13.5%
Bellus Ventures II LP (e) (j)	128,215	16,384,210
Blackstone Dividend Trading Strategies Fund (e) (j)	150,000	16,544,380
Eversept Global Healthcare Fund LP (e) (j)	135,811	25,345,526
Farallon Capital Institutional Partners LP (e) (j)	336	261,986
Helikon Long Short Equity Fund ICAV (e) (j)	53,707	50,239,681
Kotak Flexicap Feeder Fund LP (e) (j)	3,140,553	29,610,508
Trium Khartes Fund LP (e) (j)	149,198	15,423,961
Voloridge Fund LP (e) (j)	40,083	7,424,846
Voloridge Trading Aggressive Fund (e) (j)	267,805	37,583,879
		198,818,977
Total Acquired Funds (Cost $173,578,786)		246,321,830

Preferred Stocks — 0.2%
Axia Energia (f)	24,444	252,475
Draegerwerk A.G. & Co. KGaA (f)	9,476	893,405
Petroleo Brasileiro S.A. (f)	82,800	605,807
Sartorius A.G. (f)	1,933	507,229
Total Preferred Stocks (Cost $1,561,144)		2,258,916

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Contracts	Value
Purchased Option Contracts — 0.0%
Puts — 0.0%
iShares S&P/TSX 60 Index ETF, Notional Amount $9,729,918, Strike Price $51.50, Expiring 07/20/26, (Canada)	1,878	$41,049
Calls — 0.0%
iShares Silver Trust, Notional Amount $1,604,100, Strike Price $70, Expiring 07/20/26, (United States)	300	2,400
NCR Voyix Corp., Notional Amount $219,773, Strike Price $219,773, Expiring 12/21/26, (United States)	269	39,274
NCR Voyix Corp., Notional Amount $473,043, Strike Price $12.50, Expiring 12/21/26, (United States)	579	52,110
NeoGenomics, Inc., Notional Amount $37,934, Strike Price $10, Expiring 12/21/26, (United States)	26	13,260
Norwegian Cruise Line Holdings Ltd., Notional Amount $329,316, Strike Price $10, Expiring 09/21/26, (United States)	156	34,788
Total Calls (Cost $155,531)		141,832
Total Purchased Option Contracts (Cost $222,335)		182,881

	Principal Amount	Value
Short-Term Investments — 9.0%
Unaffiliated Investment Company — 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.680% (Cost $54,803,545) (i) (k)	$54,803,545	54,803,545
U.S. Treasury Bills — 5.2%
U.S. Treasury Bill, 3.620% 08/20/26 (k)	69,299,000	68,947,745
U.S. Treasury Bill, 3.710% 08/04/26 (k)	8,097,000	8,069,440
Total U.S. Treasury Bills (Cost $77,025,026)		77,017,185
Total Short-Term Investments (Cost $131,828,571)		131,820,730
Total Investments — 89.1% (Cost $1,157,271,979)		1,311,819,847
Liabilities in Excess of Other Assets — 10.9%		160,163,483
Net Assets — 100.0%		$1,471,983,330

	Number of Shares	Value
Securities Sold Short — (10.2)%
Common Stocks — (10.2)%
U.S. Common Stocks — (9.3)%
Advertising & Marketing — (0.0)%
AppLovin Corp. (a)	(428)	$(220,518)
QuinStreet, Inc. (a)	(1,377)	(20,173)
Stagwell, Inc. (a)	(1,801)	(13,381)
		(254,072)
Aerospace & Defense — (0.2)%
AAR Corp. (a)	(15)	(2,144)
AeroVironment, Inc. (a)	(596)	(98,382)
Amprius Technologies, Inc. (a)	(11,503)	(159,432)
Archer Aviation, Inc. (a)	(67,019)	(317,000)
Astronics Corp. (a)	(3,126)	(254,019)
Astronics Corp. (a)	(1,347)	(102,387)
Axon Enterprise, Inc. (a)	(981)	(549,958)
Ducommun, Inc. (a)	(462)	(85,567)
Joby Aviation, Inc. (a)	(58,802)	(524,514)
Karman Holdings, Inc. (a)	(7,015)	(350,189)
Kratos Defense & Security Solutions, Inc. (a)	(1,155)	(57,588)
Loar Holdings, Inc. (a)	(1,668)	(134,457)
Mercury Systems, Inc. (a)	(1,767)	(216,157)
		(2,851,794)
Apparel & Textile Products — (0.1)%
Capri Holdings Ltd. (a)	(4,824)	(89,582)
Crocs, Inc. (a)	(3,012)	(363,368)
NIKE, Inc.	(8,469)	(347,652)
Oxford Industries, Inc.	(8,760)	(305,461)
Under Armour, Inc. (a)	(83,249)	(531,961)
		(1,638,024)
Asset Management — (0.1)%
Blue Owl Capital, Inc.	(81,448)	(712,670)
Fidus Investment Corp.	(6,851)	(130,649)
LPL Financial Holdings, Inc.	(777)	(218,865)
Phoenix Education Partners, Inc.	(343)	(11,268)
Ridgepost Capital, Inc.	(2,463)	(19,384)
Robinhood Markets, Inc. (a)	(3,508)	(351,782)
StepStone Group, Inc.	(12,815)	(530,028)
TPG, Inc.	(4,565)	(185,105)
Wealthfront Corp. (a)	(2,758)	(24,657)
		(2,184,408)
Automotive — (0.4)%
Aurora Innovation, Inc. (a)	(243,755)	(1,662,409)
Gentherm, Inc. (a)	(2,905)	(99,090)
Goodyear Tire & Rubber Co. (The) (a)	(102,036)	(673,438)
Mobileye Global, Inc. (a)	(24,191)	(234,169)
Phinia, Inc.	(912)	(75,121)
QuantumScape Corp. (a)	(46,936)	(354,836)
Rivian Automotive, Inc. (a)	(168,710)	(2,927,119)
Strattec Security Corp. (a)	(77)	(6,272)
Visteon Corp.	(637)	(63,197)
		(6,095,651)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Banking — (0.1)%
Bankwell Financial Group, Inc.	(119)	$(6,991)
Coastal Financial Corp (a)	(32)	(2,480)
First Citizens BancShares, Inc.	(179)	(372,461)
First Financial Bankshares, Inc.	(1,647)	(56,986)
Flagstar Financial, Inc.	(6,145)	(91,806)
HBT Financial, Inc.	(73)	(2,335)
Heritage Financial Corp.	(175)	(5,184)
Hingham Institution For Savings (The)	(706)	(216,848)
Merchants Bancorp	(4,815)	(240,750)
Newtek Business Services Corp.	(337)	(4,991)
Park National Corp.	(634)	(116,016)
Peoples Financial Services Corp.	(32)	(2,124)
Triumph Financial, Inc. (a)	(339)	(25,869)
Washington Trust Bancorp, Inc.	(224)	(8,172)
		(1,153,013)
Beverages — (0.2)%
Coca-Cola Consolidated, Inc.	(8,992)	(1,716,753)
Constellation Brands, Inc.	(1,001)	(139,229)
Keurig Dr Pepper, Inc.	(5,194)	(170,000)
Primo Water Corp.	(2,123)	(51,886)
Westrock Coffee Company (a)	(29,962)	(242,992)
		(2,320,860)
Biotech & Pharma — (1.0)%
AbSci Corp. (a)	(53,652)	(621,827)
Akebia Therapeutics, Inc. (a)	(131,361)	(149,752)
ArriVent Biopharma, Inc. (a)	(2,584)	(89,768)
Axsome Therapeutics, Inc. (a)	(2,787)	(682,174)
Bicara Therapeutics, Inc. (a)	(2,654)	(78,797)
BioCryst Pharmaceuticals, Inc. (a)	(38,357)	(383,570)
Bridgebio Pharma, Inc. (a)	(10,061)	(749,343)
Certara, Inc. (a)	(14,166)	(92,787)
Corcept Therapeutics, Inc. (a)	(19,560)	(1,700,742)
Cytokinetics, Inc. (a)	(6,649)	(566,428)
Denali Therapeutics, Inc. (a)	(11,456)	(294,648)
Dianthus Therapeutics, Inc. (a)	(3,929)	(382,999)
Disc Medicine, Inc. (a)	(602)	(44,030)
Elanco Animal Health, Inc. (a)	(22,404)	(551,362)
Enanta Pharmaceuticals, Inc. (a)	(128)	(1,866)
Eton Pharmaceuticals, Inc. (a)	(554)	(20,055)
Exelixis, Inc. (a)	(33,462)	(1,820,667)
Harmony Biosciences Holdings, Inc. (a)	(4,743)	(172,693)
Insmed, Inc. (a)	(284)	(30,280)
Krystal Biotech, Inc. (a)	(777)	(288,788)
Kymera Therapeutics, Inc. (a)	(5,098)	(584,588)
LB Pharmaceuticals, Inc. (a)	(923)	(29,956)
Madrigal Pharmaceuticals, Inc. (a)	(530)	(284,584)
Mannkind Corp. (a)	(13,871)	(59,090)
Maravai LifeSciences Holdings, Inc. (a)	(732)	(4,568)
MBX Biosciences, Inc. (a)	(2,889)	(159,473)
Mirion Technologies, Inc. (a)	(10,071)	(180,573)

	Number of Shares	Value
Moderna, Inc. (a)	(46,540)	$(3,259,196)
Prestige Consumer Healthcare, Inc. (a)	(270)	(12,763)
Protagonist Therapeutics, Inc. (a)	(994)	(121,845)
Scholar Rock Holding Corp. (a)	(10,205)	(561,275)
Stoke Therapeutics, Inc. (a)	(996)	(32,589)
Syndax Pharmaceuticals, Inc. (a)	(8,359)	(182,728)
TG Therapeutics, Inc. (a)	(2,237)	(122,901)
Trevi Therapeutics, Inc. (a)	(6,446)	(120,218)
Tyra Biosciences, Inc. (a)	(322)	(10,285)
Vaxcyte, Inc. (a)	(3,992)	(232,055)
Viatris, Inc.	(14,370)	(228,196)
Xencor, Inc. (a)	(4,764)	(76,700)
		(14,986,159)
Cable & Satellite — (0.0)%
Liberty Broadband Corp. (a)	(1,920)	(63,859)
Chemicals — (0.2)%
Celanese Corp.	(6,293)	(289,478)
CF Industries Holdings, Inc.	(2,762)	(299,014)
Element Solutions, Inc.	(14,086)	(672,607)
Hawkins, Inc.	(603)	(85,686)
Koppers Holdings, Inc.	(48)	(2,155)
NewMarket Corp.	(1,596)	(1,262,819)
Qnity Electonics, Inc.	(1,423)	(232,390)
Quaker Chemical Corp.	(246)	(39,082)
WD-40 Company	(172)	(41,906)
		(2,925,137)
Commercial Support Services — (0.1)%
Andersen Group, Inc. (a)	(9,344)	(352,456)
Barrett Business Services, Inc.	(92)	(3,268)
BrightView Holdings, Inc. (a)	(1,437)	(20,362)
CBIZ, Inc. (a)	(3,752)	(120,364)
First Advantage Corp. (a)	(17,230)	(311,002)
H&R Block, Inc.	(4,267)	(162,487)
Hackett Group, Inc. (The)	(1,289)	(13,883)
Healthcare Services Group, Inc. (a)	(907)	(22,276)
Huron Consulting Group, Inc. (a)	(165)	(14,876)
Kforce, Inc.	(8,315)	(390,140)
ManpowerGroup, Inc.	(472)	(15,939)
Robert Half, Inc.	(12,547)	(385,193)
Vestis Corp. (a)	(557)	(8,088)
		(1,820,334)
Construction Materials — (0.1)%
Aspen Aerogels, Inc. (a)	(27,915)	(176,981)
Knife River Corp. (a)	(166)	(13,886)
NWPX Infrastructure, Inc. (a)	(3,068)	(460,016)
Owens Corning	(4,218)	(670,493)
Trex Company, Inc. (a)	(9,990)	(499,900)
		(1,821,276)
Consumer Services — (0.1)%
Bright Horizons Family Solutions, Inc. (a)	(1,435)	(101,713)
Coursera, Inc. (a)	(13,960)	(78,734)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Covista, Inc. (a)	(7,943)	$(990,175)
Lincoln Educational Services Corp. (a)	(2,686)	(134,031)
Strategic Education, Inc.	(3,373)	(258,439)
Stride, Inc. (a)	(10,366)	(71,007)
Universal Technical Institute, Inc. (a)	(354)	(15,141)
		(1,649,240)
Containers & Packaging — (0.1)%
International Paper Company	(7,460)	(284,226)
Myers Industries, Inc.	(1,044)	(36,864)
O-I Glass, Inc. (a)	(76,355)	(735,299)
Silgan Holdings, Inc.	(2,291)	(106,279)
Sonoco Products Company	(2,394)	(134,902)
		(1,297,570)
E-Commerce Discretionary — (0.1)%
Etsy, Inc. (a)	(13,999)	(1,054,545)
Wayfair, Inc. (a)	(171)	(15,804)
		(1,070,349)
Electric Utilities — (0.1)%
Clearway Energy, Inc.	(549)	(18,765)
EMP Distribuidora y Comercializadora Norte S.A. (a)	(443)	(11,057)
OKLO, Inc (a)	(9,033)	(472,697)
Ormat Technologies, Inc.	(843)	(91,803)
Otter Tail Corp.	(3,160)	(284,337)
		(878,659)
Electrical Equipment — (0.3)%
AAON, Inc.	(4,250)	(539,155)
Acuity, Inc.	(665)	(250,479)
Allient, Inc.	(1,865)	(191,964)
Argan, Inc.	(385)	(307,442)
Bloom Energy Corp. (a)	(328)	(99,286)
BWX Technologies, Inc.	(76)	(14,793)
Cognex Corp.	(4,669)	(338,129)
Hayward Holdings, Inc. (a)	(922)	(15,960)
LSI Industries, Inc.	(1,307)	(34,740)
M-Tron Industries, Inc. (a)	(227)	(22,507)
Nextpower, Inc. (a)	(5,187)	(617,979)
NuScale Power Corp. (a)	(74,313)	(745,359)
OSI Systems, Inc. (a)	(1,257)	(274,906)
Powell Industries, Inc.	(553)	(158,357)
Ralliant Corp.	(1,105)	(81,361)
		(3,692,417)
Engineering & Construction — (0.2)%
Cardinal Infrastructure Group, Inc. (a)	(862)	(81,200)
Construction Partners, Inc. (a)	(1,820)	(216,161)
Dycom Industries, Inc. (a)	(805)	(407,000)
Exponent, Inc.	(2,580)	(151,601)
Frontdoor, Inc. (a)	(8,152)	(632,514)
IES Holdings, Inc. (a)	(219)	(160,891)
Quanta Services, Inc.	(246)	(177,130)
Sterling Infrastructure, Inc. (a)	(490)	(411,286)

	Number of Shares	Value
Uniti Group, Inc. (a)	(1,500)	$(17,205)
		(2,254,988)
Entertainment Content — (0.1)%
Liberty Live Holdings, Inc. (a)	(2,480)	(261,987)
Paramount Skydance Corp.	(76,907)	(758,303)
ROBLOX Corp. (a)	(1,692)	(92,011)
Versant Media Group, Inc.	(12,825)	(461,828)
		(1,574,129)
Food — (0.0)%
Hershey Co. (The)	(343)	(60,179)
J & J Snack Foods Corp.	(338)	(24,826)
Lifeway Foods, Inc. (a)	(712)	(21,246)
Marzetti Company (The)	(1,585)	(180,944)
Simply Good Foods Company (The) (a)	(995)	(13,214)
Tootsie Roll Industries, Inc.	(10,106)	(399,692)
Utz Brands, Inc.	(269)	(2,071)
		(702,172)
Health Care Facilities & Services — (0.2)%
Acadia Healthcare Company, Inc. (a)	(28,259)	(834,488)
Ardent Health, Inc. (a)	(1,675)	(16,482)
Charles River Laboratories International, Inc. (a)	(3,484)	(790,136)
CorVel Corp. (a)	(87)	(5,439)
GoodRx Holdings, Inc. (a)	(5,622)	(16,191)
LifeStance Health Group, Inc. (a)	(1,347)	(14,426)
National HealthCare Corp.	(2,583)	(545,943)
Option Care Health, Inc. (a)	(7,304)	(153,165)
RadNet, Inc. (a)	(936)	(57,723)
Strata Critical Medical, Inc. (a)	(2,353)	(12,400)
Surgery Partners, Inc. (a)	(2,585)	(43,428)
Target Hospitality Corp. (a)	(424)	(8,633)
Teladoc Health, Inc. (a)	(8,129)	(68,934)
Tenet Healthcare Corp. (a)	(28)	(5,238)
		(2,572,626)
Home & Office Products — (0.1)%
Flexsteel Industries, Inc.	(306)	(22,791)
HNI Corp.	(57)	(2,303)
Leggett & Platt, Inc.	(5,897)	(69,054)
MillerKnoll, Inc.	(2,652)	(54,260)
Newell Brands, Inc.	(65,364)	(401,335)
Scotts Miracle-Gro Company (The)	(2,536)	(172,727)
Somnigroup International, Inc.	(8,773)	(687,803)
		(1,410,273)
Home Construction — (0.1)%
Beazer Homes USA, Inc. (a)	(1,125)	(31,556)
Century Communities, Inc.	(1,051)	(75,315)
Champion Homes, Inc. (a)	(753)	(66,354)
Fortune Brands Innovations, Inc.	(3,905)	(214,385)
Griffon Corp.	(869)	(84,754)
Hovanian Enterprises, Inc. (a)	(84)	(11,962)
Interface, Inc.	(401)	(14,372)
KB Home	(11,698)	(732,177)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
LGI Homes, Inc. (a)	(398)	$(25,345)
Masterbrand, Inc. (a)	(11,632)	(119,693)
		(1,375,913)
Household Products — (0.0)%
Coty, Inc. (a)	(35,223)	(76,082)
Edgewell Personal Care Company	(9,576)	(257,211)
elf Beauty, Inc. (a)	(2,588)	(191,512)
Energizer Holdings, Inc.	(8,253)	(176,944)
		(701,749)
Industrial Intermediate Products — (0.1)%
Enpro, Inc.	(349)	(131,549)
Gibraltar Industries, Inc. (a)	(230)	(10,373)
Hillman Solutions Corp. (a)	(312)	(2,633)
Insteel Industries, Inc.	(732)	(22,106)
Standex International Corp.	(1,830)	(654,536)
		(821,197)
Industrial Support Services — (0.1)%
Cadiz, Inc. (a)	(6,131)	(25,628)
Herc Holdings, Inc.	(52)	(7,454)
Rush Enterprises, Inc.	(2,331)	(170,128)
Titan Machinery, Inc. (a)	(3,806)	(80,383)
Transcat, Inc. (a)	(41)	(3,804)
U-Haul Holding Company	(65)	(3,751)
WillScot Holdings Corp.	(35,003)	(1,010,187)
		(1,301,335)
Industrials — (0.0)%
Park-Ohio Holdings Corp.	(114)	(4,384)
Information Technology — (0.1)%
Eastman Kodak Co. (a)	(88,566)	(819,236)
Institutional Financial Services — (0.0)%
Coinbase Global, Inc. (a)	(1,904)	(278,346)
Perella Weinberg Partners	(5,709)	(91,116)
		(369,462)
Insurance — (0.1)%
Amerisafe, Inc.	(75)	(2,537)
Baldwin Insurance Group, Inc. (The) (a)	(5,916)	(157,247)
Bowhead Specialty Holdings, Inc. (a)	(156)	(4,669)
Goosehead Insurance, Inc. (a)	(1,304)	(63,244)
Kinsale Capital Group, Inc.	(58)	(19,129)
Neptune Insurance Holdings, Inc. (a)	(690)	(21,735)
Ryan Specialty Holdings, Inc.	(8,891)	(335,724)
Skyward Specialty Insurance Group, Inc. (a)	(302)	(17,622)
Trupanion, Inc. (a)	(13,583)	(336,451)
TWFG, Inc. (a)	(594)	(14,286)
United Insurance Holdings Corp.	(214)	(2,375)
		(975,019)
Internet Media & Services — (0.1)%
Bumble, Inc. (a)	(2,225)	(7,120)
Cars.com, Inc. (a)	(286)	(3,129)
DoorDash, Inc. (a)	(1,385)	(255,574)

	Number of Shares	Value
EverQuote, Inc. (a)	(1,563)	$(37,184)
Grindr, Inc. (a)	(719)	(10,332)
HealthStream, Inc.	(424)	(11,554)
Lyft, Inc. (a)	(44,273)	(646,829)
Maplebear, Inc. (a)	(5,465)	(258,768)
The Lovesac Company (a)	(1,538)	(19,333)
TripAdvisor, Inc. (a)	(4,624)	(63,395)
Yelp, Inc. (a)	(128)	(3,139)
Ziff Davis, Inc. (a)	(733)	(38,387)
		(1,354,744)
Leisure Facilities & Services — (0.8)%
AMC Entertainment Holdings, Inc. (a)	(194,405)	(369,370)
BJ’s Restaurants, Inc. (a)	(949)	(57,638)
Bloomin’ Brands, Inc.	(12,330)	(112,696)
Brinker International, Inc. (a)	(723)	(121,464)
Cheesecake Factory, Inc. (The)	(420)	(33,407)
Choice Hotels International, Inc.	(10,847)	(1,196,099)
Dine Brands Global, Inc.	(1,181)	(42,398)
Dutch Bros, Inc. (a)	(18,746)	(1,346,150)
First Watch Restaurant Group, Inc. (a)	(61,094)	(787,502)
Global Business Travel Group, Inc. (a)	(887)	(8,329)
Hyatt Hotels Corp.	(1,838)	(356,278)
Kura Sushi USA, Inc. (a)	(3,725)	(214,411)
Life Time Group Holdings, Inc. (a)	(419)	(17,112)
Lindblad Expeditions Holdings, Inc. (a)	(46,762)	(1,320,559)
Marcus Corporation (The)	(711)	(16,680)
Marriott International, Inc.	(93)	(34,465)
MGM Resorts International (a)	(6,173)	(295,131)
Norwegian Cruise Line Holdings Ltd. (a)	(47,834)	(1,009,776)
Portillo’s, Inc. (a)	(7,598)	(36,015)
Pursuit Attractions and Hospitality, Inc. (a)	(199)	(11,138)
Sweetgreen, Inc. (a)	(43,524)	(383,446)
United Parks & Resorts, Inc. (a)	(917)	(43,778)
Vail Resorts, Inc.	(5,936)	(808,186)
Wendy’s Co. (The)	(46,547)	(385,875)
Wingstop, Inc.	(9,495)	(1,646,527)
Wynn Resorts Ltd.	(14,982)	(1,454,602)
		(12,109,032)
Leisure Products — (0.2)%
Johnson Outdoors, Inc.	(302)	(13,904)
Mattel, Inc. (a)	(11,785)	(163,576)
Peloton Interactive, Inc. (a)	(8,712)	(51,488)
Polaris, Inc.	(14,801)	(1,012,980)
Thor Industries, Inc.	(2,769)	(208,118)
YETI Holdings, Inc. (a)	(18,802)	(931,827)
		(2,381,893)
Machinery — (0.1)%
Alliance Laundry Holdings, Inc. (a)	(4,323)	(114,646)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Cadre Holdings, Inc.	(524)	$(14,939)
Columbus McKinnon Corp	(6,374)	(96,439)
Custom Truck One Source, Inc. (a)	(799)	(9,436)
Federal Signal Corp.	(2,629)	(337,800)
Gorman-Rupp Company (The)	(95)	(8,715)
Graham Corp. (a)	(499)	(61,771)
Ingersoll Rand, Inc.	(1,180)	(96,748)
Kadant, Inc.	(1,995)	(626,889)
L.B. Foster Company (a)	(118)	(5,330)
Lindsay Corp.	(2,169)	(268,522)
Middleby Corp. (The) (a)	(496)	(85,317)
Navitas Semiconductor Corp. (a)	(13,708)	(245,647)
Oshkosh Corp.	(15)	(2,302)
Symbotic, Inc. (a)	(1,081)	(48,591)
Terex Corp.	(280)	(20,269)
		(2,043,361)
Medical Equipment & Devices — (0.3)%
AngioDynamics, Inc. (a)	(188)	(2,446)
Azenta, Inc. (a)	(6,343)	(161,873)
Baxter International, Inc.	(3,502)	(74,663)
Bio-Rad Laboratories, Inc. (a)	(385)	(113,040)
Bio-Techne Corp.	(9,037)	(638,464)
Bruker Corp.	(4,365)	(262,686)
Caris Life Sciences, Inc. (a)	(1,182)	(21,063)
Glaukos Corp. (a)	(3,257)	(455,198)
ICU Medical, Inc. (a)	(70)	(10,262)
Kestra Medical Technologies Ltd. (a)	(650)	(16,536)
Lantheus Holdings, Inc. (a)	(6,685)	(741,634)
Merit Medical Systems, Inc. (a)	(252)	(17,474)
OPKO Health, Inc. (a)	(15,154)	(22,731)
OraSure Technologies, Inc. (a)	(2,826)	(12,604)
Orthofix Medical, Inc. (a)	(233)	(2,130)
Repligen Corp. (a)	(2,229)	(304,125)
Revvity, Inc.	(672)	(74,767)
SI-Bone, Inc. (a)	(568)	(9,270)
Tactile Systems Technology, Inc. (a)	(110)	(3,276)
Tempus AI, Inc. (a)	(1,814)	(105,085)
Twist Bioscience Corp. (a)	(2,352)	(241,974)
UFP Technologies, Inc. (a)	(130)	(34,467)
Vericel Corp. (a)	(4,414)	(196,379)
Waters Corp. (a)	(1,342)	(503,304)
West Pharmaceutical Services, Inc.	(334)	(119,906)
		(4,145,357)
Metals & Mining — (0.1)%
Centrus Energy Corp. (a)	(2,140)	(359,242)
Coeur Mining, Inc.	(60,100)	(980,832)
Dakota Gold Corp. (a)	(11,105)	(47,307)
Gold.com, Inc.	(1,208)	(50,265)
MP Materials Corp. (a)	(7,544)	(422,539)
		(1,860,185)
Oil & Gas Producers — (0.1)%
Comstock Resources, Inc. (a)	(5,868)	(87,551)
Devon Energy Corp.	(16,158)	(667,649)

	Number of Shares	Value
SM Energy Company	(2,624)	$(68,486)
Texas Pacific Land Corp.	(200)	(87,528)
VAALCO Energy, Inc.	(6,057)	(30,770)
		(941,984)
Oil & Gas Services & Equipment — (0.0)%
Core Laboratories, Inc.	(3,812)	(44,410)
ProFrac Holding Corp. (a)	(35,584)	(206,743)
RPC, Inc.	(4,573)	(26,661)
SLB Ltd.	(3,229)	(150,116)
		(427,930)
Publishing & Broadcasting — (0.0)%
Boston Omaha Corp. (a)	(1,803)	(24,593)
Real Estate Services — (0.0)%
eXp World Holdings, Inc.	(10,661)	(57,676)
REITs — (0.0)%
Alexander’s, Inc.	(54)	(14,880)
American Healthcare REIT, Inc.	(8,476)	(442,023)
Chatham Lodging Trust	(2,633)	(34,835)
FrontView REIT, Inc.	(263)	(5,320)
JBG SMITH Properties	(243)	(3,565)
Pebblebrook Hotel Trust	(2,218)	(43,051)
Piedmont Realty Trust, Inc. (a)	(2,470)	(22,601)
SL Green Realty Corp.	(509)	(26,351)
Summit Hotel Properties, Inc.	(7,570)	(53,066)
		(645,692)
Renewable Energy — (0.2)%
Enphase Energy, Inc. (a)	(9,396)	(462,659)
First Solar, Inc. (a)	(1,828)	(431,335)
Plug Power, Inc. (a)	(143,746)	(389,552)
T1 Energy, Inc. (a)	(164,945)	(1,563,678)
		(2,847,224)
Retail - Consumer Staples — (0.0)%
Arko Corp.	(1,213)	(9,740)
Hims & Hers Health, Inc. (a)	(8,314)	(288,246)
Natural Grocers by Vitamin Cottage, Inc.	(262)	(8,127)
Village Super Market, Inc.	(281)	(11,853)
Weis Markets, Inc.	(1,490)	(116,682)
		(434,648)
Retail - Discretionary — (0.6)%
Avis Budget Group, Inc. (a)	(3,357)	(496,265)
Barnes & Noble Education, Inc.	(1,505)	(18,903)
Boot Barn Holdings, Inc. (a)	(6,149)	(1,010,096)
Builders FirstSource, Inc. (a)	(5,129)	(458,943)
CarMax, Inc. (a)	(2,358)	(124,715)
Carvana Company (a)	(6,632)	(436,518)
Citi Trends, Inc. (a)	(4,381)	(253,397)
Dick’s Sporting Goods, Inc.	(4,139)	(938,767)
Dillard’s, Inc.	(266)	(140,560)
EVgo, Inc. (a)	(8,221)	(15,702)
Freshpet, Inc. (a)	(11,844)	(700,217)
Lithia Motors, Inc.	(359)	(104,286)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Lowe’s Companies, Inc.	(1,318)	$(290,606)
Monro, Inc.	(799)	(13,671)
National Vision Holdings, Inc. (a)	(3,113)	(59,178)
Olaplex Holdings, Inc. (a)	(3,569)	(7,316)
Patrick Industries, Inc.	(26)	(2,334)
QXO, Inc. (a)	(52,868)	(913,559)
RH (a)	(8,940)	(1,472,686)
Sally Beauty Holdings, Inc. (a)	(218)	(3,083)
Urban Outfitters, Inc. (a)	(4,787)	(339,207)
Valvoline, Inc. (a)	(4,120)	(162,905)
Victoria’s Secret & Company (a)	(9,019)	(752,906)
Warby Parker, Inc. (a)	(2,602)	(78,945)
Williams-Sonoma, Inc.	(3,184)	(742,190)
		(9,536,955)
Semiconductors — (0.4)%
Aehr Test Systems (a)	(7,037)	(675,974)
Astera Labs, Inc. (a)	(2,518)	(1,216,244)
Atomera, Inc. (a)	(54,513)	(474,808)
AXT, Inc. (a)	(22,318)	(1,608,681)
Entegris, Inc.	(1,099)	(197,666)
GlobalFoundries, Inc.	(75)	(6,181)
IPG Photonics Corp. (a)	(235)	(27,570)
MaxLinear, Inc. (a)	(4,928)	(630,932)
Monolithic Power Systems, Inc.	(453)	(626,209)
NVE Corp.	(49)	(5,123)
Photronics, Inc. (a)	(15,153)	(492,927)
Synaptics, Inc. (a)	(469)	(58,264)
Ultra Clean Holdings, Inc. (a)	(792)	(112,931)
Veeco Instruments, Inc. (a)	(1,671)	(126,662)
		(6,260,172)
Software — (1.0)%
Adeia, Inc.	(4,224)	(139,096)
Alignment Healthcare, Inc. (a)	(2,204)	(52,477)
Alkami Technology, Inc. (a)	(717)	(12,992)
Appfolio, Inc. (a)	(4,460)	(715,161)
Applied Digital Corp. (a)	(22,615)	(843,540)
Backblaze, Inc. (a)	(647)	(10,261)
Bentley Systems, Inc.	(5,183)	(154,920)
Blackbaud, Inc. (a)	(5,515)	(163,354)
C3.ai, Inc. (a)	(45,652)	(414,977)
Cadence Design Systems, Inc. (a)	(1,012)	(379,824)
CCC Intelligent Solutions Holdings, Inc. (a)	(2,884)	(14,881)
Clear Secure, Inc.	(250)	(13,933)
Commvault Systems, Inc. (a)	(13)	(1,842)
CoreWeave, Inc. (a)	(4,149)	(412,991)
DigitalOcean Holdings, Inc. (a)	(564)	(88,565)
Dropbox, Inc. (a)	(5,142)	(141,251)
Duolingo, Inc. (a)	(2,669)	(306,988)
Fastly, Inc. (a)	(25,407)	(466,473)
Figma, Inc. (a)	(15,407)	(278,713)
Guidewire Software, Inc. (a)	(1,364)	(167,840)
Hinge Health, Inc. (a)	(502)	(41,666)
I3 Verticals, Inc. (a)	(2,353)	(50,260)

	Number of Shares	Value
IonQ, Inc. (a)	(47,052)	$(2,505,990)
Life360, Inc. (a)	(926)	(51,263)
McGraw Hill, Inc. (a)	(261)	(2,472)
Mitek Systems, Inc. (a)	(1,332)	(26,813)
Okta, Inc. (a)	(538)	(73,410)
Omada Health, Inc. (a)	(2,601)	(57,092)
Palo Alto Networks, Inc. (a)	(1,553)	(529,604)
Pegasystems, Inc.	(1,713)	(51,339)
Planet Labs PBC (a)	(46,305)	(1,534,085)
Qualys, Inc. (a)	(3,566)	(490,289)
Rapid7, Inc. (a)	(1,036)	(8,392)
RingCentral, Inc.	(6,394)	(249,238)
Rubrik, Inc. (a)	(3,045)	(244,453)
SailPoint, Inc. (a)	(44,183)	(646,839)
Samsara, Inc. (a)	(25,821)	(837,375)
Schrodinger, Inc. (a)	(6,421)	(104,341)
SPS Commerce, Inc. (a)	(81)	(4,631)
Teradata Corp. (a)	(14,113)	(489,015)
Twilio, Inc. (a)	(7,115)	(1,468,038)
UiPath, Inc. (a)	(8,827)	(95,949)
Via Transportation, Inc. (a)	(15,182)	(275,401)
Yext, Inc. (a)	(10,265)	(47,938)
Zeta Global Holdings Corp. (a)	(9,366)	(184,323)
		(14,850,295)
Specialty Finance — (0.1)%
Atlanticus Holdings Corp. (a)	(5,161)	(527,712)
BitMine Immersion Technologies, Inc.	(28,508)	(379,441)
Enova International, Inc. (a)	(19)	(4,574)
Happen, Inc. (a)	(4,984)	(103,368)
Investors Title Company	(64)	(17,516)
LendingTree, Inc. (a)	(156)	(6,909)
NerdWallet, Inc. (a)	(280)	(2,590)
OppFi, Inc. (a)	(9,018)	(89,549)
SoFi Technologies, Inc. (a)	(23,880)	(428,168)
Walker & Dunlop, Inc.	(320)	(17,504)
Willis Lease Finance Corp.	(179)	(40,955)
World Acceptance Corp. (a)	(2,625)	(587,554)
		(2,205,840)
Steel — (0.0)%
Cleveland-Cliffs, Inc. (a)	(21,393)	(200,880)
Worthington Steel, Inc.	(233)	(7,824)
		(208,704)
Technology Hardware — (0.3)%
A10 Networks, Inc.	(108)	(4,035)
Arlo Technologies, Inc. (a)	(8,593)	(115,834)
Corning, Inc.	(1,779)	(454,410)
Diebold Nixdorf, Inc. (a)	(2,291)	(194,781)
Harmonic, Inc. (a)	(1,628)	(26,585)
InterDigital, Inc.	(465)	(131,655)
Kopin Corp. (a)	(103,423)	(463,335)
NCR Voyix Corp. (a)	(2,823)	(23,064)
Pitney Bowes, Inc.	(1,252)	(21,935)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Ribbon Communications, Inc. (a)	(2,608)	$(6,103)
Ubiquiti, Inc.	(81)	(43,256)
Viasat, Inc. (a)	(28,310)	(2,542,520)
Vicor Corp. (a)	(1,533)	(582,203)
Xerox Holdings Corp.	(38,788)	(121,406)
Xperi, Inc. (a)	(286)	(2,354)
		(4,733,476)
Technology Services — (0.2)%
Affirm Holdings, Inc. (a)	(626)	(51,050)
Cass Information Systems, Inc.	(254)	(13,035)
Chime Financial, Inc. (a)	(1,549)	(31,724)
DXC Technology Company (a)	(16,713)	(147,910)
EPAM Systems, Inc. (a)	(2,913)	(231,147)
FactSet Research Systems, Inc.	(36)	(8,283)
Fair Isaac Corp. (a)	(418)	(499,418)
Flywire Corp. (a)	(735)	(12,914)
GPGI, Inc.	(36,252)	(574,594)
Hut 8 Corp. (a)	(7,131)	(823,238)
Maximus, Inc.	(75)	(4,032)
Morningstar, Inc.	(561)	(87,527)
Payoneer Global, Inc. (a)	(13,393)	(95,358)
Shift4 Payments, Inc. (a)	(7,500)	(364,800)
		(2,945,030)
Telecommunications — (0.1)%
AST SpaceMobile, Inc. (a)	(11,559)	(1,027,133)
EchoStar Corp. (a)	(1,816)	(184,324)
Gogo, Inc. (a)	(52,949)	(164,142)
Iridium Communications, Inc.	(8,580)	(470,613)
Shenandoah Telecommunications Co.	(19,132)	(288,511)
		(2,134,723)
Transportation & Logistics — (0.2)%
Alaska Air Group, Inc. (a)	(7,431)	(387,898)
Allegiant Travel Company (a)	(187)	(21,991)
American Airlines Group, Inc. (a)	(5,111)	(92,356)
Heartland Express, Inc.	(256)	(3,896)
Marten Transport Ltd.	(5,434)	(94,280)
Saia, Inc. (a)	(3,038)	(1,279,484)
XPO, Inc. (a)	(3,417)	(701,476)
		(2,581,381)
Transportation Equipment — (0.1)%
Blue Bird Corp. (a)	(8,925)	(704,718)
Wabash National Corp.	(5,944)	(80,244)
		(784,962)
Wholesale - Consumer Staples — (0.0)%
Chefs’ Warehouse, Inc. (The) (a)	(191)	(18,355)
Mission Produce, Inc. (a)	(327)	(3,855)
		(22,210)
Total U.S. Common Stocks (Proceeds $(124,316,365))		(137,123,372)

	Number of Shares	Value
Foreign Common Stocks — (0.9)%
Argentina — (0.0)%
Loma Negra Cia Industrial Argentina S.A. (a)	(910)	$(10,420)
Transportadora de Gas del Sur S.A. (a)	(203)	(6,035)
		(16,455)
Australia — (0.0)%
IperionX Ltd. (a)	(12,400)	(368,652)
IREN Ltd. (a)	(5,327)	(243,604)
		(612,256)
Bahamas — (0.0)%
OneSpaWorld Holdings Ltd.	(23,959)	(676,602)
Belgium — (0.0)%
Titan America S.A.	(359)	(6,699)
Bermuda — (0.0)%
Helen of Troy Ltd. (a)	(3,988)	(115,931)
Liberty Global plc (a)	(506)	(5,566)
Signet Jewelers Ltd.	(735)	(63,357)
		(184,854)
Brazil — (0.0)%
Embraer S.A. SPN - ADR	(64)	(4,083)
Telefonica Brasil S.A.	(5,577)	(73,393)
		(77,476)
Canada — (0.4)%
1911 Gold Corp. (a)	(392,500)	(177,120)
Abaxx Technologies, Inc. (a)	(2,299)	(45,773)
Almonty Industries, Inc. (a)	(17,167)	(284,286)
Americas Gold & Silver Corp. (a)	(31,640)	(149,341)
Aritzia, Inc. (a)	(1,500)	(165,405)
Aurinia Pharmaceuticals, Inc. (a)	(14,205)	(241,059)
Calian Group Ltd.	(6,400)	(381,360)
Global Atomic Corp. (a)	(138,100)	(60,372)
Hammond Power Solutions, Inc.	(1,500)	(367,224)
i-80 Gold Corp. (a)	(13,540)	(19,498)
i-80 Gold Corp. (a)	(1,083,800)	(1,574,213)
Kraken Robotics, Inc. (a)	(40,400)	(180,600)
Lithium Americas Corp. (a)	(23,876)	(91,923)
Lundin Mining Corp.	(39,400)	(960,102)
Novanta, Inc. (a)	(1,600)	(259,584)
Perpetua Resources Corp. (a)	(3,812)	(79,137)
POET Technologies, Inc. (a)	(32,993)	(339,168)
Saputo, Inc.	(15,300)	(443,169)
Shopify, Inc. (a)	(111)	(12,674)
Sprott, Inc.	(1,456)	(163,582)
Victoria Gold Corp. (a)	(1,035,421)	(7,301)
Zymeworks, Inc. (a)	(2,756)	(72,042)
		(6,074,933)
Cayman Islands — (0.2)%
Ambarella, Inc. (a)	(1,167)	(100,129)
Chagee Holdings Ltd.	(48,640)	(584,653)
DiDi Global, Inc. (a)	(714)	(2,392)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

	Number of Shares	Value
Full Truck Alliance Co. Ltd.	(4,114)	$(33,406)
HUYA, Inc.	(4,834)	(11,118)
Ichor Holdings Ltd. (a)	(718)	(80,617)
Manchester United plc (a)	(593)	(13,597)
MINISO Group Holding Ltd.	(14,682)	(177,065)
Opera Ltd.	(6,408)	(127,071)
SharkNinja, Inc. (a)	(3,704)	(564,008)
Tencent Music Entertainment Group	(36,740)	(306,779)
VTEX (a)	(56,389)	(225,556)
		(2,226,391)
China — (0.0)%
iQIYI, Inc. (a)	(28,744)	(29,894)
Cyprus — (0.0)%
Frontline plc	(429)	(14,925)
Ireland — (0.0)%
Eaton Corp. plc	(626)	(266,751)
James Hardie Industries plc (a)	(8,084)	(211,639)
NIQ Global Intelligence plc (a)	(6,843)	(63,982)
		(542,372)
Israel — (0.0)%
Check Point Software Technologies Ltd. (a)	(128)	(16,823)
Global-E Online Ltd. (a)	(965)	(33,514)
Kornit Digital Ltd. (a)	(530)	(8,613)
Nice Ltd. (a) (b)	(649)	(58,962)
Radware Ltd. (a)	(781)	(24,102)
Riskified Ltd. (a)	(5,087)	(25,638)
Stratasys Ltd. (a)	(1,159)	(9,921)
		(177,573)
Jersey — (0.0)%
Versigent Limited (a)	(2,023)	(84,986)

	Number of Shares	Value
Liberia — (0.1)%
Royal Caribbean Cruises Ltd.	(5,030)	$(1,597,175)
Marshall Islands — (0.0)%
Euroseas Ltd.	(134)	(8,894)
Netherlands — (0.0)%
PicS N.V. (a)	(13,924)	(148,012)
Puerto Rico — (0.0)%
EVERTEC, Inc.	(5,621)	(156,151)
South Korea — (0.0)%
Gravity Company Ltd. (a)	(316)	(21,219)
Switzerland — (0.0)%
Aebi Schmidt Holding A.G.	(490)	(6,150)
BeOne Medicines Ltd. (a)	(6)	(1,710)
CRISPR Therapeutics A.G. (a)	(4,039)	(220,287)
Sportradar Group A.G. (a)	(4,246)	(63,563)
		(291,710)
United Kingdom — (0.0)%
Immunocore Holdings plc (a)	(251)	(7,969)
Virgin Islands (British) — (0.0)%
Nomad Foods Ltd.	(16,076)	(176,032)
Total Foreign Common Stocks (Proceeds $12,816,119)		(13,132,578)
Total Common Stocks (Proceeds $137,132,484)		(150,255,950)
Total Securities Sold Short— (10.2)% (Proceeds $137,132,484)		(150,255,950)

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Notional Value at June 30, 2026	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
680	09/22/2026	CBOT U.S. Treasury Note 10 Year Futures	$74,725,625	$466,233
207	09/15/2026	CME Australian Dollar Currency Futures	14,305,770	(204,965)
319	09/15/2026	CME British Pound Currency Futures	26,427,156	(247,371)
196	09/16/2026	CME Canadian Dollar Currency Futures	13,845,440	(206,967)
318	09/21/2026	CME E-mini S&P 500 Index Futures	120,017,175	692,766
453	09/15/2026	CME Euro Foreign Exchange Currency Futures	64,872,431	(755,233)
75	09/15/2026	CME Japanese Yen Currency Futures	5,800,313	(89,844)
168	09/15/2026	CME Swiss Franc Currency Futures	26,198,550	(335,743)
1,563	09/21/2026	Eurex EURO STOXX 50 Index Futures	113,510,375	2,542,589
131	09/21/2026	ICE U.S. MSCI Emerging Markets EM Index Futures	11,510,315	(161,350)
359	09/21/2026	MSCI China Index Futures	10,262,015	(831,033)
27	09/18/2026	SFE S&P ASX Share Price Index 200 Futures	4,101,332	(32,671)
393	09/22/2026	Ultra U.S. Treasury Note 10 Year Futures	44,200,219	563,672
				1,400,083

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

Number of Contracts	Expiration Date	Type	Notional Value at June 30, 2026	Unrealized Appreciation/ (Depreciation)
		Short Financial Futures Contracts
(505)	09/21/2026	CME E-mini Russell 2000 Index Futures	$(76,901,400)	$(2,614,828)
(23)	09/21/2026	Eurex Stoxx Europe 600 Index Futures	(846,601)	(305)
(170)	09/21/2026	EUX MSCI Japan Index Futures	(21,462,500)	(130,274)
(8)	07/31/2026	HKG Hang Seng Index Futures	(1,165,240)	9,340
(34)	09/21/2026	ICE U.S. Mini MSCI EAFE Index Futures	(5,347,010)	(3,780)
(334)	07/29/2026	IFSC NIFTY 50 Index Futures	(16,035,006)	114,715
(14)	09/21/2026	Micro E-mini Nasdaq-100 Index Futures	(854,658)	(15,132)
(40)	09/21/2026	Micro E-mini S&P 500 Index Futures	(1,509,650)	(11,532)
(15)	09/21/2026	Mini-DAX Index Futures	(2,154,022)	(3,678)
(5)	09/18/2026	Montreal Exchange S&P/TSX 60 Index Futures	(1,449,462)	9,559
(4)	09/18/2026	SFE S&P ASX Share Price Index 200 Futures	(607,605)	7,660
				(2,638,255)
				$(1,238,172)

Forward Currency Contracts

Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Depreciation
06/29/2026	Morgan Stanley Capital Services, Inc.	USD	33,879,195	CAD	48,000,000	$(57,577)

Total Return Basket Swap Agreements

Reference Entity	Counterparty	Maturity Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”)
Long Total Return Swap Contracts
CALB Group Company Ltd.	Morgan Stanley Capital Services, Inc.	5/31/2028	$2,849,788	$1,155
Contemporary Amperex Technology Company Ltd.	Morgan Stanley Capital Services, Inc.	5/31/2028	6,898,554	4,917
Enterprise Products Partners LP	Morgan Stanley Capital Services, Inc.	5/31/2028	166,682	(169)
Firebird Metals Ltd.	Morgan Stanley Capital Services, Inc.	5/31/2028	239,916	1,140
Invesco STOXX Europe 600 EUR Price Index	Morgan Stanley Capital Services, Inc.	5/31/2028	356	(29)
JL Mag Rare-Earth Company Ltd.	Morgan Stanley Capital Services, Inc.	5/31/2028	4,017,642	2,735
National Grid plc	Morgan Stanley Capital Services, Inc.	5/31/2028	1,290,507	281
Peninsula Energy Ltd.	Morgan Stanley Capital Services, Inc.	5/31/2028	288,138	1,567
Redeia Corp.	Morgan Stanley Capital Services, Inc.	5/31/2028	48,542	(135)
REPT BATTERO Energy Company Ltd.	Morgan Stanley Capital Services, Inc.	5/31/2028	2,827,103	871
Savannah Resources plc	Morgan Stanley Capital Services, Inc.	5/31/2028	283,101	(28)
Schneider Electric SE	Morgan Stanley Capital Services, Inc.	5/31/2028	956,090	6,652
SSE plc	Morgan Stanley Capital Services, Inc.	5/31/2028	1,314,051	373
Yellow Cake plc	Morgan Stanley Capital Services, Inc.	5/31/2028	747,028	482
				19,812
Short Total Return Swap Contracts
SRC SX OPT AUTO ETF	Morgan Stanley Capital Services, Inc.	5/31/2028	2,050	(161)
STOXX® Europe 600 Optimised Industrial Goods & Services	Morgan Stanley Capital Services, Inc.	5/31/2028	666	(100)
				(261)
				$19,551

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

Over-the-Counter Swap Contracts

Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ Depreciation
6/9/2027	Goldman Sachs International	3.62%	GSCBML5N Index	US	Quarterly	$31,310,456	$2,858,894
6/9/2027	Goldman Sachs International	3.62%	GSCBMS5N Index	US	Quarterly	27,931,257	(599,005)
							$2,259,889

Description	Number of Contracts	Notional Amount	Strike Price	Expiration Date	Value
Written Option Contracts — (0.0)%
Calls — (0.0)%
iShares Silver Trust	(300)	$(1,604,100)	$80.00	July 2026	$(1,200)
NCR Voyix Corp.	(229)	(187,093)	17.50	December 2026	(10,305)
Norwegian Cruise Line Holdings Ltd.	(156)	(329,316)	26.00	September 2026	(9,984)
Total Calls (Premiums Received $18,446)					(21,489)

Puts — (0.0)%
iShares S&P/TSX 60 Index ETF	(1,878)	$(9,729,918)	$49.50	July 2026	(23,835)
Total Puts (Premiums Received $17,198)					(23,835)
Total Written Options (Premiums Received $35,644)					$(45,324)

ADR	American Depositary Receipt	LLC	Limited Liability Company
A/S	Anonim Sirketi	LP	Limited Partnership
ASX	Australian Securities Exchange	LTD	Limited Company
CAD	Canadian Dollar	MSCI	Morgan Stanley Capital International
CBOT	Chicago Board of Trade	NV	Naamioze Vennootschap
CME	Chicago Mercantile Exchange	OYJ	Julkinen osakeyhtiö
EAFE	Europe, Australasia, and Far East	PCL	Public Company Limited
ETF	Exchange-Traded Fund	PJSC	Public Joint-Stock Company
EUX	Eurex Exchange	PLC	Public Limited Company
FTSE	Financial Times Stock Exchange	REIT	Real Estate Investment Trust
HKG	Hong Kong	SFE	Sydney Futures Exchange
ICE	Intercontinental Exchange	SPDR	Standard & Poor’s Depositary Receipt
LTD	Limited Company	TSX	Toronto Stock Exchange
IFSC	International Financial Services Centre	USD	US Dollar

(a)	Non income-producing security.

(b)	Security or a portion thereof is pledged as collateral for securities sold short.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with TAS’s fair valuation procedures for TIP. At June 30, 2026 the aggregate value of these securities was $7,789,654, which represents 0.5% of net assets.

(d)

Security or a portion thereof was held on loan. As June 30, 2026, the aggregate market value of securities on loan was $77,797,302; the total market value of collateral held by the Fund was $81,540,024. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $25,396,015.

(e)

Restricted Securities. The following restricted securities were held by the Fund as of June 30, 2026, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The Fund will bear any costs incurred in connection with the disposition of such securities. The Fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the Fund, to no more than 15% of the Fund’s net assets. All of

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2026

the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted:

	Investment Strategy	Acquisition Date	Cost	Value
U.S. Common Stocks
Swiftmerge Acquisition Corp.		12/15/21	$5	$5,011
				5,011
Foreign Common Stocks
Somerset Energy Partners Corp.		4/8/22	31,072	22,951
				22,951
Corporate Bonds
Trillion Energy International, Inc.		4/5/23	337,804	63,994
				63,994
Private Investment Funds
Bellus Ventures II LP	California Carbon Allowance	10/1/21 - 12/2/24	15,701,545	16,384,210
Blackstone Diversified Trading Strategies Fund	Multi-Strategy & Credit Long/Short	7/1/25	15,000,000	16,544,380
Eversept Global Healthcare Fund LP	Long-Short Global Healthcare	2/1/19	13,581,077	25,345,526
Farallon Capital Institutional Partners LP	Multi-Strategy	1/1/13	520,300	261,986
Helikon Long Short Equity Fund ICAV	Long-Short European	1/1/21	5,370,671	50,239,681
Kotak Flexicap Feeder Fund LP	Equity Market Neutral	11/10/25	32,000,000	29,610,508
Trium Khartes Fund LP	Event Driven	12/1/25	15,000,000	15,423,961
Voloridge Fund LP	Directional	1/1/23	5,015,363	7,424,846
Voloridge Trading Aggressive Fund	Directional	12/1/23 - 9/2/25	27,000,000	37,583,879
				198,818,977
Total (13.5% of Net Assets)				$198,910,933

(f)	Security is valued in good faith under TAS’s fair valuation procedures for TIP. The aggregate amount of securities fair valued amounts to $147,329,269, which represents 10.0% of the Fund’s net assets.

(g)

Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.

(h)

Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2026. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized and cannot determine if there are any second tier investments.

(i)	Represents a security purchased with cash collateral received for securities on loan.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)	Current yield as of June 30, 2026.

TIFF Multi-Asset Fund

Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities, at value (cost: $1,157,271,979) including securities on loan of $77,797,302	$1,311,819,847
Total investments (cost: $1,157,271,979)	$1,311,819,847
Cash	302,720,660
Cash denominated in foreign currencies (cost: $6,593,225)	6,654,452
Deposits with brokers for futures contracts	22,947,795
Deposits with broker for swap contracts	6,125,591
Due from broker for futures variation margin	2,881,165
Unrealized appreciation on swap contracts	1,680,074
Deposits with broker for forward currency contracts	240,000
Deposits with broker for options contracts	73,261
Receivables:
Capital stock sold	20,373,000
Investment securities sold	30,171,481
Dividends and tax reclaims	1,805,441
Interest	388,598
Securities lending income	31,366
Prepaid expenses	40,766
Total Assets	1,707,953,497

Liabilities
Cash collateral received for securities on loan	54,803,545
Securities sold short, at value (proceeds: $136,917,784)	150,255,950
Due to broker for futures variation margin	1,004,044
Unrealized depreciation on swap contracts	599,366
Unrealized depreciation on forward currency contracts	57,577
Written options, at value (premiums received $35,644)	45,324
Payables:
Investment securities purchased	24,252,141
Money manager fees	3,934,928
Fund administration fees	124,570
Custody fees	146,530
Investment advisory and administrative fees	348,186
Capital stock redeemed	115,703
Chief Compliance Officer’s costs and Trustees’ fees	59,153
Dividends and interest on securities sold short	43,322
Accrued expenses and other liabilities	179,827
Total Liabilities	235,970,167
Net Assets	$1,471,983,330
Shares Outstanding (unlimited authorized shares, par value $0.001)	92,614,139
Net Asset Value Per Share	$15.89

Net Assets Consist of:
Capital stock	$1,282,035,788
Total distributable earnings (loss)	189,947,542
Net Assets	$1,471,983,330

TIFF Multi-Asset Fund

Statement of Operations (Unaudited)

Six Months Ended June 30, 2026
Investment Income
Dividends (net of foreign withholding taxes of $369,183)	$10,171,274
Interest	127,735
Securities lending	117,208
Total Investment Income	10,416,217

Expenses
Money manager fees	6,703,719
Investment advisory fees	1,441,181
Fund administration fees	504,278
Custody fees	208,163
Administrative fees	417,549
Professional fees	265,859
Chief Compliance Officer’s costs and Trustees’ fees	277,289
Miscellaneous fees and other expenses	240,503
Total Operating Expenses	10,058,541
Dividends and interest on securities sold short	422,989
Broker fees on securities sold short	922,254
Total Expenses	11,403,784
Less: Investment advisory fee waiver	(118,044)
Total Expenses after Fees Waived	11,285,740
Net Investment Income (Loss)	(869,523)

Net Realized Gain (Loss) on:
Investments	186,049,755
Securities sold short	(21,750,338)
Swap contracts	8,067,595
Financial futures contracts	(11,940,216)
Forward currency contracts	1,441,901
Foreign currency-related transactions	(353,713)
Written options	715,038
Net realized Gain (loss) from Investments, Derivatives, and Foreign Currencies	162,230,022

Net Change in Unrealized Appreciation (Depreciation) from:
Investments	(90,146,282)
Securities sold short	(11,398,772)
Swap contracts	277,433
Financial futures contracts	(1,772,333)
Forward currency contracts	32,999
Foreign currency-related transactions	(147,283)
Written options	(100,816)
Net Change in Unrealized Appreciation on Investments, Derivatives, and Foreign Currencies	(103,255,054)
Net Realized and Unrealized Gain (Loss) on Investments, Derivatives, and Foreign Currencies	58,974,968
Net Increase in Net Assets Resulting from Operations	$58,105,445

TIFF Multi-Asset Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$(869,523)	$(4,555,526)
Net realized gain (loss) from investments, derivatives, and foreign currencies	162,230,022	222,399,818
Net change in unrealized appreciation on investments, derivatives, and foreign currencies	(103,255,054)	51,250,485
Net Increase (Decrease) in Net Assets Resulting from Operations	58,105,445	269,094,777

Distributions
Distributions to shareholders	—	(224,037,334)
Decrease in Net Assets Resulting from Distributions	—	(224,037,334)

Capital Share Transactions
Proceeds from shares sold	99,500,455	70,318,244
Proceeds from distributions reinvested	—	216,225,734
Cost of shares redeemed	(153,767,885)	(153,981,529)
Net Increase (Decrease) from Capital Share Transactions	(54,267,430)	132,562,449

Total Increase (Decrease) in Net Assets	3,838,015	177,619,892

Net Assets
Beginning of period	1,468,145,315	1,290,525,423
End of period	$1,471,983,330	$1,468,145,315

Capital Share Transactions (in shares)
Shares sold	5,187,074	4,394,734
Shares reinvested	—	14,302,788
Shares redeemed	(8,684,196)	(9,470,970)
Net Increase (Decrease)	(3,497,122)	9,226,552

TIFF Multi-Asset Fund

Statements of Cash Flows

Six Months Ended June 30, 2026
Cash flows provided by (used in) operating activities
Net increase in net assets resulting from operations	$58,105,445
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(1,629,783,913)
Investments sold	1,939,028,481
Purchases to cover securities sold short	(526,788,783)
Securities sold short	500,224,839
(Purchase)/Sale of short term investments, net	90,943,661
Amortization (acccretion) of discount of premium, net	(1,843,090)
Net change in unrealized (appreciation) depreciation on forward currency contracts	(32,999)
Net change in unrealized (appreciation) depreciation on swap contracts	783,552
(Increase)/decrease in deposits with broker for forward currency contracts	2,090,000
(Increase)/decrease in deposits with broker for options contracts	(43,423)
(Increase)/decrease in deposit with broker for swap contracts	444,409
(Increase)/decrease in deposit with brokers for future contracts	(2,395,428)
(Increase)/decrease in advance purchase of investments	141,514
(Increase)/decrease in due from broker for futures variation margin	364,648
(Increase)/decrease in interest receivable	30,845
(Increase)/decrease in receivable for dividends and tax reclaims	(698,208)
(Increase)/decrease in prepaid expenses	(35,310)
(Increase)/decrease in securities lending income receivable	(15,909)
Increase/(decrease) in due to broker for futures variation margin	515,962
Increase/(decrease) in payable for money manager fees	(3,388,908)
Increase/(decrease) in payable for dividends and interest for securities sold short	(35,254)
Increase/(decrease) in payable for fund administration	(1,021,183)
Increase/(decrease) in payable for custody fees	146,530
Increase/(decrease) in payable for Chief Compliance Officer’s costs and Trustee’s fees	(20,923)
Increase/(decrease) in other accrued expenses and other liabilities	(73,583)
Increase/(decrease) in payable for investment advisory and administrative fees	(32,083)
Increase/(decrease) in premiums received on written options, net	(137,123)
Net realized (gain) loss from investments	(186,049,755)
Net realized (gain) loss from securities sold short	21,750,338
Net realized (gain) loss from foreign currency-related transactions	353,713
Net change in unrealized (appreciation) depreciation on investments	90,146,282
Net change in unrealized (appreciation) depreciation on securities sold short	11,398,772
Net change in unrealized (appreciation) depreciation on foreign currency-related transactions	147,283
Net change in unrealized (appreciation) depreciation on written options	100,816
Net cash provided by (used in) operating activities	364,321,215

Cash flows provided by (used in) financing activities
Proceeds from shares sold	82,332,455
Payment for shares redeemed	(153,713,588)
Net cash provided by financing activities	(71,381,133)
Effect of exchange rate changes on cash	(500,996)

Net increase (decrease) in cash	292,439,086
Cash at beginning of period	16,936,026
Cash at end of period	$309,375,112
Non cash financing activities not included herein consist of reinvestment of distributions of:	$—

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

1.	Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2026, TIP consisted of one mutual fund, TIFF Multi-Asset Fund (“MAF” or the “Fund”) which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Investment Objective

The Fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.	Summary of Significant Accounting Policies

The Fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the Fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The Fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIFF Advisory Services, LLC (“TAS”) Valuation Committee.

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the Nasdaq for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the Nasdaq official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The Fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the Fund is determined. If the TAS Valuation Committee believes that a particular event would

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter (“OTC”) stocks not quoted on Nasdaq and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

Periodically, MAF invests in both total return equity index and total return basket swaps. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The Board of Trustees has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value”. MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The Fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The Fund recognizes paydown gains and losses for such securities and reflects them in investment income. Inflation (deflation) adjustments on inflation-protected securities are included in interest income. Dividend income is recorded on the

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The Fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since the Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2021 – December 31, 2025) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Expenses

Expenses directly attributable to MAF are charged to the Fund’s operations.

Dividends to Members

It is the Fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.

Dividends from net short-term capital gains and net long-term capital gains of the Fund, if any, are normally declared and paid in December, but the Fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)

the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the Fund’s pricing time on the valuation date;

(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

Segment Reporting

The Chief Financial Officer acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$888,120,502	$446,445	$391,819	$888,958,766
Rights	315,623	190,726	—	506,349
Warrants	120,509	918,297	400,520	1,439,326
Corporate Bonds	—	—	63,994	63,994
Convertible Bonds	—	597,394	—	597,394
U.S. Treasury Bonds & Notes	—	39,669,661	—	39,669,661
Exchange-Traded Funds	47,502,853	—	—	47,502,853
Private Investment Funds	—	—	198,818,977	198,818,977
Preferred Stocks	2,258,916	—	—	2,258,916
Purchased Options	—	182,881	—	182,881
Short-Term Investments	—	131,820,730	—	131,820,730
Total Investments in Securities	938,318,403	173,826,134	199,675,310	1,311,819,847
Financial Futures Contracts - Equity Risk	3,376,629	—	—	3,376,629
Financial Futures Contracts - Interest Rate Risk	1,029,905	—	—	1,029,905
Total Return Swap Contracts (CFD) - Equity Risk	—	19,551	—	19,551
Total Return Swap Contracts - Equity Risk	—	2,259,889	—	2,259,889
Total Other Financial Instruments	4,406,534	2,279,440	—	6,685,974
Total Assets	$942,724,937	$176,105,574	$199,675,310	$1,318,505,821

Liabilities
Common Stocks Sold Short	(150,248,649)	—	(7,301)	(150,255,950)
Financial Futures Contracts - Foreign Currency Risk	(1,840,123)	—	—	(1,840,123)
Financial Futures Contracts - Equity Risk	(3,804,583)	—	—	(3,804,583)
Forward Currency Contracts - Foreign Currency Risk	—	(57,577)	—	(57,577)
Written Options - Equity Risk	(45,324)	—	—	(45,324)
Total Other Financial Instruments	(5,690,030)	(57,577)	—	(5,747,607)
Total Liabilities	$(155,938,679)	$(57,577)	$(7,301)	$(156,003,557)

*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

+	There are securities in this category that have a market value of zero and are categorized as Level 3.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2025	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026
Common Stocks*	$437,568	$—	$(45,749)	$—	$—	$—	$—	$391,819
Warrants	141,502	(154,454)	103,830	459,859	(150,217)	—	—	400,520
Corporate Bonds	66,125	—	8,523	—	(10,654)	—	—	63,994
Private Investment Funds	181,826,137	(14,669)	10,032,214	6,996,294	(20,999)	—	—	198,818,977
Common Stocks Sold Short	(7,544)	—	243	—	—	—	—	(7,301)
Total	$182,463,788	$(169,123)	$10,099,061	$7,456,153	$(181,870)	$—	$—	$199,668,009

*	There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using TAS’s fair valuation procedures for TIP. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.

The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Warrants, Preferred Stocks, Convertible Bonds and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under TAS’s fair valuation procedures for TIP. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of June 30, 2026	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$361,567	Discounted last market price	Discount(%)	20% - 100%	85.82%
	22,951	Recent transaction price	Recent transaction price	$0.25	$0.25
Warrants	400,520	Black-Scholes pricing model	Volatility	50%	50%
Corporate Bonds	63,994	Recent transaction price	Recent transaction price	$20.00	$20.00
Private Investment Funds	198,818,977	Adjusted net asset value	Manager estimated returns	0.00% - 7.68%	2.21%
			Market returns+	(0.56%) - 0.87%	0.13%

*	Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

**	Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Preferred Stocks, Convertible Bonds and Corporate Bonds. The chart above reflects the methodology and significant unobservable inputs of securities held at the period ended June 30, 2026. The discounts or estimates for lack of marketability and estimate of future claims or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at the period ended June 30, 2026. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.

The table below details the Fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowance(a)	$16,384,210	quarterly	90 days
Multi-Strategy(b)	261,986	illiquid	N/A
Long-Short Global Healthcare(c)	25,345,526	quarterly	45 days
Long-Short European(d)	50,239,681	monthly	60 days
Directional(e)	45,008,725	monthly	30 days
Multi-Strategy & Credit Long/Short(f)	16,544,380	monthly	35 days
Event Driven(g)	15,423,961	monthly	90 days
Equity Market Neutral(h)	29,610,508	daily	7 days
Total	$198,818,977

(a)	This strategy is primarily comprised of investments in California Carbon Allowances.

(b)	This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $261,986 of redemption residuals.

(c)	This strategy is primarily comprised of long and short positions in global healthcare securities.

(d)	This strategy is primarily comprised of long and short positions in small and mid-cap European equities.

(e)	This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

(f)	This strategy is primarily comprised of multi-strategy and credit long/short managers investing across macro and quantitative strategies.

(g)	This strategy is primarily comprised of investments in event-driven opportunities, including merger arbitrage, restructurings, and other corporate special situations.

(h)	This strategy is primarily comprised of market-neutral equity investments that seek to generate returns independent of overall equity market movements.

4.	Derivatives and Other Financial Instruments

During the period ended June 30, 2026, the Fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TAS or a money manager seeks to protect the Fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the Fund’s portfolio investments and/or for

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.

Financial Futures Contracts

The Fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the Fund’s fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market”. Each day, the Fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts on the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Periodically, securities can be designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The Fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.

At the end of the period, the Fund maintained one total return basket swap contract to obtain exposure to a portfolio of long and/or short securities.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

The Fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the Fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the Fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The Fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statements purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the Fund’s valuation procedures. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The Fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The Fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the Fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the Fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the Fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the Fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the Fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the Fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The Fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

premium received by the Fund for the sale of the put option. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. As the writer of a put option, the Fund may be required to pledge cash and/or other liquid assets at least equal to the value of the Fund’s obligation under the written put.

The Fund may write “covered” call options, meaning that the Fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the Fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the Fund and are subject to the call option will be earmarked as segregated on the books of the Fund or the Fund’s custodian. The Fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the Fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability and subsequently marked-to-market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the Fund realizes a gain in the amount of the premium received. If the Fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the Fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the Fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments, when applicable. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the Fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The Fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the Fund records the proceeds as a deposit with broker for securities sold short on its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the Fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statement of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded on the Statement of Operations.

In “short selling,” the Fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the Fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The Fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreements constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The Fund is required to disclose positions held at year-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the Fund in the event of a default by the counterparty.

At June 30, 2026, the Fund’s derivative assets and liabilities (by contract type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Purchased Options	$182,881	$—
Swap Contracts	2,279,440	—
Forward Contracts	—	(57,577)
Futures Contracts	4,406,534	(5,644,706)
Written Options	—	(45,324)
Total derivative assets and liabilities	6,868,855	(5,747,607)
Derivatives not subject to a netting provision or similar arrangement	4,589,415	(5,690,030)
Total assets and liabilities subject to a netting provision or similar arrangement	$2,279,440	$(57,577)

The following table presents the Fund’s derivative assets net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the Fund as of June 30, 2026:

Counterparty	Derivative Assets Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Swap Contracts
Goldman Sachs International	$2,259,889	$—	$—	$2,259,889
Morgan Stanley Capital Services, Inc.	19,551	—	—	19,551
Total	$2,279,440	$—	$—	$2,279,440

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

The following table presents the Fund’s derivative liabilities net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the Fund as of June 30, 2026:

Counterparty	Derivative Liabilities Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward Currency Contracts
Morgan Stanley Capital Services, Inc	$(57,577)	$—	$—	$(57,577)
Total	$(57,577)	$—	$—	$(57,577)

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the Fund’s derivative instruments grouped by contract type and primary risk exposure category as of June 30, 2026. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the Fund’s derivative holdings as of June 30, 2026, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liabilities and Location	Foreign Currency Risk	Quarterly Average %(a)	Equity Risk	Quarterly Average %(a)	Interest Rate Risk	Quarterly Average %(a)	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$—	—%	$182,881	0.07%	$—	—%	$182,881
Total Return Swap Agreements (CFD)	Unrealized appreciation on swap contracts	—	—%	19,551	0.00%	—	—%	19,551
Total Return Swap Contracts	Unrealized appreciation on swap contracts	—	—%	2,259,889	0.09%	—	—%	2,259,889
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	—	0.69%	—	—%	—	—%	—
Financial Futures Contracts	Due from broker for futures variation margin(b)	—	—%	3,376,629	0.00%	1,029,905	0.00%	4,406,534
Total Value - Assets		$—		$5,838,950		$1,029,905		$6,868,855

Liability Derivatives
Written Options	Written options, at value	$—	—%	$(45,324)	-0.01%	$—	—%	$(45,324)
Total Return Swap Agreements (CFD)	Unrealized depreciation on swap contracts	—	—%	—	0.00%	—	—%	—
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(57,577)	-0.01%	—	—%	—	—%	(57,577)
Financial Futures Contracts	Due to broker for futures variation margin(b)	(1,840,123)	-0.13%	(3,804,583)	-0.08%	—	-0.04%	(5,644,706)
Total Value - Liabilities		$(1,897,700)		$(3,849,907)		$—		$(5,747,607)

(a)

The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2025 to and including June 30, 2026, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these four percentages.

(b)	Includes appreciation (depreciation) on the date the contracts are opened through June 30, 2026. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

The following table lists the realized amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2026, grouped by contract type and risk exposure category.

Derivative Type	Statement of Operations Location	Foreign Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) on investments	$—	$(428,427)	$—	$(428,427)
Swap Contracts	Net realized gain (loss) on swap contracts	—	8,067,595	—	8,067,595
Financial Futures Contracts	Net realized gain (loss) on financial futures contracts	(1,878,839)	(6,824,474)	(3,236,903)	(11,940,216)
Forward Currency Contracts	Net realized gain (loss) on forward currency contracts	1,441,901	—	—	1,441,901
Written Options	Net realized gain (loss) on written options	—	715,038	—	715,038
Total Realized Gain (Loss)		$(436,938)	$1,529,732	$(3,236,903)	$(2,144,109)

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2026, grouped by contract type and risk exposure category.

Derivative Type	Statement of Operations Location	Foreign Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Unrealized Appreciation (Depreciation)
Purchased Options	Net change in unrealized appreciation (depreciation) on investments	$—	$(184,940)	$—	$(184,940)
Swap Contracts	Net change in unrealized appreciation (depreciation) on swap contracts	—	277,433	—	277,433
Financial Futures Contracts	Net change in unrealized appreciation (depreciation) on financial futures contracts	(2,267,023)	(1,183,561)	1,678,251	(1,772,333)
Forward Currency Contracts	Net change in unrealized appreciation (depreciation) on forward currency contracts	32,999	—	—	32,999
Written Options	Net change in unrealized appreciation (depreciation) on written options	—	(100,816)	—	(100,816)
Total Change in Unrealized Appreciation (Depreciation)		$(2,234,024)	$(1,191,884)	$1,678,251	$(1,747,657)

5.	Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the Fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%

Fees paid for such services paid to TAS by the Fund are reflected as investment advisory fees on the Statement of Operations. As of June 30, 2026, $293,260 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities. As part of TAS’ ongoing commitment to the non-profit sector, TAS will voluntarily waive 10% of its management fees for the period November 1, 2023 through December 31, 2026. The total management fees waived for the period ended June 30, 2026 were $118,044.

TAS provides certain administrative services to the Fund under a services agreement. For these services, the Fund pays a monthly fee calculated by applying an annual rate of 0.07% to the Fund’s average daily net assets for the month. Fees for such services paid to TAS by the Fund are reflected as administrative fees on the Statement of Operations. As of June 30, 2026, $84,249 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets. The costs for such services paid to TAS by the Fund were $91,118 for the period ended June 30, 2026 and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations.

TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, received compensation for their service as board members. The board members received compensation of $186,171 from MAF for the period ended June 30, 2026 for service as independent Trustees. Fees paid for such services are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2026, $69,638 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.

TIP’s board has approved money manager agreements with each of the money managers. Certain money managers will receive fees based in whole or in part on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a single rate or on a descending scale. Money managers who provided services to the Fund and their fee terms during the period ended June 30, 2026 were as follows:

Asset-Based Schedules(a) — paid monthly

Money Manager/Strategy	Minimum	Maximum	Breakpoints
Fundsmith, LLP	0.90%	—	No

Blended Asset-Based and Performance-Based Fee Schedules(b)

Asset-Based Portion - paid monthly				Performance-Based Portion - paid annually (unless otherwise noted)
Money Manager/ Strategy	Minimum(a)	Maximum(a)	Breakpoints	Benchmark/Hurdle(b)	High Water Mark (or equivalent)(b)	Performance Fee	Performance Fee Cap(b)	Performance Measurement Period
AQR Capital Management - US	0.20%	—	—	Russell 1000 Total Return Index (net)	Yes	14%(c)	—	Calendar year
Centerbrook Partners, LP	Blended rate between 1.15% and 0.25%(d)	1.15%	Yes	MSCI All Country World Index	Yes	10% - 20%(c)(e)	—	Calendar year, 50% deferred
Eversept Partners, LP	1.00%	—	—	MSCI World Health Care Index	Yes	20%(c)	—	Calendar year
Greenhouse Funds LLLP	0.50%	—	—	Russell 2000 Total Return Index	Yes	20%(c)	—	12-month period ending June 30
Kopernik Global Investors, LLC	0.10%	—	—	MSCI All Country World Index (net)	Yes	20%(c)	—	Calendar year
Lynwood Price Capital Management LP	0.25%	0.75%	Yes	S&P 500 Total Return Index	Yes	20%(c)	—	Calendar Year
NewGen Asset Management Limited	1.50%	—	—		Yes	10%(c)	—	Calendar year
Strategy Capital, LLC	Blended rate between 0.48% and 0.10%(f)	0.75%	Yes	S&P 500 Index (net)	Yes	10% - 20%(c)(g)	—	Calendar Year
Sengu Capital LLC	N/A	N/A	N/A	TOPIX Total Return Index	Yes	15%(c)	—	Calendar year
Westbeck Capital Management, LLP	0.0125	1.50%	Yes		Yes	12.5% - 15%(c)	—	Calendar year

(a)	Fee schedules are based on assets under management, irrespective of performance. The fee rate is applied to average net assets.

(b)

The performance-based portion of the fee schedule is generally based on a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark or a specified percentage of the net appreciation of the manager’s portfolio over a hurdle, in certain cases subject to a high water mark, a performance fee cap, or the recovery of prior years’ losses, if any. Total returns are generally computed over rolling time periods of varying lengths and are in most

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

cases determined gross of fund expenses and fees, except custodian transaction charges and, in certain cases, the asset-based fee and/or performance-based fee applicable to the money manager’s account.

(c)	Performance-based fees earned on excess return (portfolio over benchmark or high water mark) expressed as a percentage of ending net assets for the performance period.

(d)	Asset-based fee minimum rate is a blended rate between 1.15% and 0.25% based on manager assets as well as management contract year.

(e)	Performance-based fee earned on excess return and less the asset-based fee incurred during the performance period.

(f)	Asset-based fee minimum rate is a blended rate between 0.48% and 0.10% based on manager assets.

(g)	Performance fee rate based on average assets managed by Strategy Capital, LLC, excluding TAS advised assets and assets of Strategy Capital, LLC and its affiliates.

Fees for such services paid to the individual money managers are reflected as money manager fees on the Statement of Operations. As of June 30, 2026, $3,934,928 remained payable and reflected as Money Manager fees on the Statement of Assets and Liabilities.

With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity through that entity’s NAV. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.

6.	Custody Agreement

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing domestic custody services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the Fund and/or on transactions entered into by the Fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the Fund are reflected as custody fees on the Statement of Operations. As of June 30, 2026, $146,530 remained payable and reflected as custody fees on the Statement of Assets and Liabilities.

7.	Fund Administration Agreement

Pursuant to a series of agreements, Ultimus Fund Solutions, LLC (“Ultimus”) earns a fee for providing core fund administration, fund accounting, and transfer agent services. Fees paid for non-core services rendered by Ultimus include, but are not limited to, out-of-pocket expenses. Fees for such services paid to Ultimus by the Fund are reflected as fund administration fees on the Statement of Operations. As of June 30, 2026, $124,570 remained payable and reflected as fund administration fees on the Statement of Assets and Liabilities. State Street provided core fund administration, fund accounting, and transfer agent services until March 6, 2026.

8.	Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2026 were as follows:

	Purchases	Sales
Non-US Government Securities	$1,120,678,716	$1,411,914,423

9.	Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2026, has been estimated since the final tax characteristic cannot be determined until fiscal year end.

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$311,859,300	$(169,370,184)	$142,489,116	$1,707,704,238

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark-to-market on derivatives, mark-to-market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.

The Fund is subject to foreign tax withholding imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Fund’s financial statements. The amount of foreign withholding taxes paid during the period ended June 30, 2026 is not significant and accordingly, a disclosure of income taxes paid for the period is not presented.

10.	Repurchase and Reverse Repurchase Agreements

The Fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the Fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the Fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the Fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the Fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When the Fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the Fund’s obligation (cost) to repurchase the securities, including accrued interest.

11.	Securities Lending

In order to earn additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (the “SEC”). If the Fund engages in securities lending, the Portfolio will lend through its custodian, currently State Street Bank and Trust Company (“State Street”), acting as securities lending agent on behalf of the Fund. Under the current arrangement, State Street will manage the Portfolio’s collateral in accordance with the securities lending agency agreement between the Fund and State Street and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities) at least equal at all times to the market value of the securities loaned. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2026

the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations. As of June 30, 2026, the Fund had securities on loan with an aggregate market value of $77,797,302; the total market value of collateral held by the fund was $81,540,024. The market value of the collateral held included non-cash collateral, in the form of U.S. Treasury securities, with a value of $25,396,015 and cash collateral, which was invested into the State Street Navigator Securities Lending Government Money Market Portfolio, with a value of $54,803,545.

12.	Capital Share Transactions

While there are no sales commissions (loads) or 12b-1 fees, MAF previously assessed entry and exit fees on capital invested or redeemed. Effective December 1, 2021, the entry and exit fees for MAF were eliminated entirely.

13.	Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The Fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Fund engages multiple external money managers, each of which manages a portion of the Fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The Fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the Fund generally maintains a diversified portfolio, the ability of the issuers of the Fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The Fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund’s investment performance will suffer if a security that it has sold short appreciates in value.

14.	Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

15.	Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

TIFF Multi-Asset Fund	June 30, 2026

Approval of Money Manager Agreements (Unaudited)

Annual Approval of Advisory Agreements and Approval of Amended Money Manager Agreement (June 2026)

During an in-person meeting held on June 23, 2026 (the “June Meeting”), the Board of Trustees (the “Board,” with the members of the Board referred to as the “Trustees”) of TIFF Investment Program (“TIP”) unanimously approved the continuation of: (i) the investment advisory agreement (the “Investment Advisory Agreement”) between TIFF Advisory Services, LLC (“TAS” or the “Adviser”) and TIP, on behalf of TIFF Multi-Asset Fund (“Multi-Asset Fund,” “MAF” or the “Fund”), the sole series of TIP; and (ii) each agreement with a money manager (i.e., a sub-adviser) engaged by the Adviser to manage a portion of the Fund’s assets (each, a “Money Manager Agreement” and collectively, the “Money Manager Agreements” and together with the Investment Advisory Agreement, the “Advisory Agreements”). Additionally, with respect to CenterBook Partners LP (“CenterBook”), one of the Fund’s money managers, the Board approved an amended Money Manager Agreement including a modified fee structure (the “CenterBook Amendment”).

The Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits TAS to enter into and materially amend the Money Manager Agreements with Board approval but without shareholder approval. Under this structure, TAS is responsible for monitoring and evaluating the performance of each money manager for its allocated portion or sleeve of the Fund’s portfolio and for recommending the engagement, termination and replacement of each money manager to the Board.

With respect to its consideration of these matters, the Board, which is comprised entirely of Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of TIP (collectively, the “Independent Trustees”), took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts. In advance of the June Meeting, the Board requested, received and considered information and materials from TAS and the money managers encompassing a wide variety of topics in connection with the proposals, including, among other things: information regarding personnel, organizational structure and services; information regarding investment processes and strategies; comparative information regarding Multi-Asset Fund’s investment performance, fees and expenses; information regarding the potential for TAS to experience economies of scale in the provision of services to the Fund and the extent to which any potential scale benefits, if any, may be shared with shareholders; information regarding the overall financial condition of TAS and each money manager and each firm’s ability to carry out its respective obligations to Multi-Asset Fund; with respect to TAS, profitability data and information about the methodology employed in determining profitability; and TAS’s processes for vetting, selecting, monitoring and overseeing the money managers. Information about brokerage practices was also provided, including allocation methodologies, best execution, commission rates and soft dollar arrangements. Also provided to the Board was information about compliance, administration and risk management—such as information regarding risk monitoring; business continuity and disaster recovery planning and cybersecurity resources; vendor oversight; compliance program information, training, resources and related reporting; the use of artificial intelligence and emerging technologies, to the extent relevant, and related oversight and controls; and, to the extent applicable, confirmations or disclosures regarding regulatory examinations, government inquiries, litigation or other proceedings affecting TAS or the money managers.

In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Advisory Agreements, the Fund’s distribution agreement and the Fund’s services agreement with TAS; (2) responses submitted by TAS and each money manager to questionnaires prepared by the Board’s independent legal counsel, on behalf of the Independent Trustees, requesting information necessary for the Trustees’ evaluation of the Advisory Agreements; (3) a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing the performance of Multi-Asset Fund to the performance of its applicable peer groups, and comparing Multi-Asset Fund’s advisory fees and total expenses to those of its peer groups; (4) additional information from TAS regarding the fees charged by TAS to Multi-Asset Fund and to certain other private funds managed by TAS; (5) a report detailing Multi-Asset Fund’s assets under management, effective fee rates and fees paid to each money manager in 2025, and similar information for TAS; (6) a report of the ten brokers receiving the highest aggregate brokerage commissions by manager for the year ended December 31, 2025; (7) certain financial information about TAS; and (8) the direct and indirect benefits that accrue to TAS and its affiliates, and to the money managers, from their relationships with Multi-Asset Fund, which include fees paid to TAS by Multi-Asset Fund for TAS to perform certain administrative and other services for Multi-Asset Fund under the services agreement.

TIFF Multi-Asset Fund	June 30, 2026

At the June Meeting, the Board met with representatives of TAS to discuss the materials provided in advance of the June Meeting. The Board also met independently of management, in executive sessions with their independent legal counsel, to review and discuss the materials provided.

In approving the continuation of the Advisory Agreement and each Money Manager Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of each Agreement. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. The Board concluded that Multi-Asset Fund’s performance was acceptable and that its advisory fees and total expenses were reasonable in light of the nature, extent and quality of services provided.

Nature, Extent, and Quality of Services

The Board considered a number of factors in evaluating TAS and the money managers in connection with its annual contract review process. The Board noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as Multi-Asset Fund’s performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Multi-Asset Fund’s assets across money managers and asset classes, managing certain direct investments and asset types in-house (e.g., Treasuries, futures contracts, swaps, and other instruments), and its compliance responsibilities. Relatedly, the Board took into account the comprehensive due diligence and scoring process undertaken by TAS in connection with vetting prospective money managers, including the evaluation of each money manager’s compliance program resources and compliance policies and procedures performed by TIP’s Chief Compliance Officer, as well as the ongoing oversight exercised by TAS over each money manager once onboarded. Consideration was also given to TAS’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by TAS in support of Multi-Asset Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and in monitoring compliance with investment guidelines and policies. The Board also considered TAS’s efforts generally to ensure that third-party programs and vendors used to service Multi-Asset Fund, including for purposes of regulatory compliance support, are monitored effectively.

As part of its assessment of the nature, extent and quality of services, the Board considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles and conditions, and its process for risk monitoring and management. In addition, the Board considered each firm’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Moreover, the Board considered reports from TAS regarding the operations of certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio.

With respect to the CenterBook Amendment, the Board also took into account the money manager’s confirmation that the CenterBook Amendment will not result in any changes to the nature, quality or extent of investment advisory services provided to Multi-Asset Fund by the money manager.

The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the Advisory Agreements by TAS and each of the money managers.

Profitability

The Board considered the profitability of TAS as the investment adviser and its overall financial condition and ability to carry out its obligations to Multi-Asset Fund. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers are affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.

TIFF Multi-Asset Fund Performance, Fees, and Expenses

Multi-Asset Fund operates on a “multi-manager” basis, meaning that its assets are divided into multiple segments and those segments are managed by different investment management firms as money managers to Multi-Asset Fund. In addition, TAS is responsible for determining such portion of Multi-Asset Fund’s portfolio to be managed directly by TAS, if any. Under this multi-manager structure, TAS is responsible for managing and evaluating the performance of each money manager for

TIFF Multi-Asset Fund	June 30, 2026

its sleeve of the Fund, recommending to the Board the hiring, termination and replacement of each money manager and determining the appropriate manner in which to allocate assets among money managers, including TAS. There is no pre-specified target allocation of assets to any particular money manager. Each money manager manages one or more segments of Multi-Asset Fund pursuant to a money manager agreement between the money manager and TIP, on behalf of Multi-Asset Fund. Multi-Asset Fund also invests a portion of its assets in other investment funds (which are sometimes referred to as “underlying funds” or “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. As an investor in an acquired fund, Multi-Asset Fund bears its ratable share of expenses, including advisory and administration fees and other fees, of the acquired fund. Such fees and expenses are referred to as “underlying fund expenses” and represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of its investments in acquired funds.

Money Managers Under Consideration and Performance Benchmarks Reviewed:

AQR Capital Management, LLC
Russell 1000 Index

CenterBook Partners LP
MSCI ACWI 100% Hedged to USD Index

Fundsmith Investment Services Limited
MSCI World Index

Greenhouse Funds LLLP
Russell 2000 Index

Kopernik Global Investors, LLC
MSCI All Country World Index

Lynwood Price Capital Partners, LP
S&P 500 Index

NewGen Asset Management Limited
HFRI Equity Market Neutral Index

Strategy Capital, LLC
S&P 500 Index

Westbeck Capital Management LLP
Wilderhill Clean Energy Index

The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Advisory Agreements, including, among other information, a comparison of Multi-Asset Fund’s total return with four self-selected benchmarks and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.

In particular, the Board reviewed Multi-Asset Fund’s performance against its benchmarks (the four self-selected benchmarks were MAF’s Strategic Asset Allocation (the “MAF SAA”), based on the normal allocation to each asset class, the 65/35 Mix, the Consumer Price Index (“CPI”) + 5% per annum, and MSCI ACWI Index), and a Broadridge peer universe. The Broadridge peer universe consisted of Multi-Asset Fund and all retail and institutional flexible portfolio funds, regardless of asset size or primary channel of distribution, as classified by Broadridge (the “Broadridge MAF peer universe”). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. With respect to Multi-Asset Fund’s performance against its benchmarks and the Broadridge MAF peer universe, the Board made the following observations:

●	65/35 Mix: The Fund’s annualized total returns exceeded the benchmark for each period reviewed, including the one-year, five-year, ten-year and since-inception periods ended March 31, 2026;

●

CPI +5%: Although the Fund’s annualized total returns underperformed the benchmark for the five-year period ended March 31, 2026, the Fund outperformed the benchmark for the one-year, ten-year and since-inception periods, respectively, ended March 31, 2026;

TIFF Multi-Asset Fund	June 30, 2026

●

MAF SAA: Although the Fund’s annualized total returns underperformed the benchmark for each of the five- and ten-year periods ended March 31, 2026, the Fund’s annualized total returns exceeded the benchmark for the one-year and since-inception periods ended March 31, 2026.

●	MSCI ACWI Index: The Fund’s annualized total returns underperformed the benchmark for each of the one-year, five-year, ten-year and since-inception periods ended March 31, 2026.

●	Broadridge MAF peer universe: The Fund’s returns exceeded the average of the Broadridge MAF peer universe for each of the one-, three-, five-, and ten-year periods ended March 31, 2026.

The Board’s assessment of investment performance was also informed by its understanding of TAS’s processes for overseeing and analyzing each money manager’s performance, including regular reporting received by the Board’s Investment Oversight Committee from TAS regarding risk attribution and asset class allocation, as well as information regarding the tenure and experience of each money manager.

The Board also reviewed the fees and expenses of Multi-Asset Fund against an expense peer group provided by Broadridge. This expense peer group (the “MAF expense peer group”) consisted of Multi-Asset Fund and fifteen other institutional flexible portfolio funds as classified by Broadridge. The Board observed that the contractual management fee of Multi-Asset Fund was above the MAF expense peer group average (based on total net assets as of March 31, 2026). In assessing the foregoing, the Trustees considered that MAF makes substantial use of performance-based fee arrangements with the money managers, which can lead to higher advisory fees when money managers perform well. The Board also observed that the actual total expenses of Multi-Asset Fund, both including and excluding the underlying fund expenses, exceeded the median of MAF’s expense peer group for the latest fiscal year. The Board noted that, because the acquired funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, the underlying fund expenses will tend to be higher when the acquired funds perform well; and further, that most of the other funds in the MAF expense peer group do not invest in acquired funds to the same degree as MAF, and, therefore, do not incur the same level of underlying fund expenses. The Board took into consideration management’s discussion of the acquired funds’ contributions to MAF’s overall performance and the role such funds play in MAF’s portfolio, as well as management’s view that these factors offset the higher fees and expenses resulting from such investments.

The Board reviewed and discussed TAS’s fee schedule and the fee schedules of the money managers, noting that TAS’s fee schedule included breakpoints and that each of the money managers had an asset-based fee arrangement or a fee arrangement which included a combination of both an asset-based fee and a performance-based fee. The Board also assessed the extent to which Multi-Asset Fund benefited from economies of scale, if any, resulting from the fee structures provided by TAS and by each of the money managers, noting that certain money managers’ asset-based fee schedules did not include breakpoints, but their fee schedules were consistent generally with the fee schedules such managers had in place with, or offered to, other clients having substantially similar investment mandates. Additionally, the Board noted factors that contribute to the determination of fee rates for specific clients of certain money managers, such as client type, size of account and overall client relationship, account inception date, and client servicing obligations, among other things. Moreover, the Board considered that the fees of the money managers are negotiated at arm’s length between TAS and each money manager. Further, with respect to those money managers that received performance-based fees, the Board felt that such fee schedules appropriately aligned the money managers’ interests with those of Multi-Asset Fund’s investors. As part of its analysis, the Board also considered the fees charged by TAS to MAF and certain other private funds managed by TAS. With respect to the CenterBook Amendment, the Board considered CenterBook’s explanation of the challenges presented by the current fee structure, including that expense absorption is constraining reinvestment in the strategy and resources, the competitive market for money managers generally and the significant performance hurdle resulting from the existing fee structure. Also relevant to the Board’s assessment of the CenterBook Amendment was that TAS, Fund management and MAF’s portfolio managers are supportive of the proposed changes.

Additionally, the Board considered the direct and indirect benefits that accrue to certain money managers as a result of their use of brokerage commissions paid by MAF, with respect to portfolio transactions undertaken by such money managers, to obtain research products and services.

TIFF Multi-Asset Fund	June 30, 2026

Results of Review of Advisory Agreements

After considering responses from TAS and each money manager to the questionnaires prepared by independent legal counsel on behalf of the Independent Trustees and further discussion, the Board voted to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements for another year with respect to Multi-Asset Fund. The Board also voted to approve the CenterBook Amendment.

The Board based its evaluation on the material factors presented to it and discussed herein, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided, and any additional benefits received by TAS or the money managers, as applicable, in connection with providing services to Multi-Asset Fund; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) the contribution of each money manager toward the overall performance of Multi-Asset Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers.

Prior to a vote being taken to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements, the Trustees met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the Trustees were advised by their independent legal counsel. The Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The Trustees concluded that the terms of the Advisory Agreements were reasonable, fair, and in the best interests of Multi-Asset Fund, and that the fees set forth in the agreements were fair and reasonable. In reaching its conclusion to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements for another year, the Board did not identify any single factor or group of factors as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of all of these factors together, with a view toward past and future long-term considerations. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Approval of New Money Manager Agreements (June 2026)

During the June Meeting, the Board considered proposals presented by TAS to approve new money manager agreements with: (i) Phoenix Asset Management Partners Limited (“Phoenix”); and (ii) Fidelity Diversifying Solutions LLC (“FDS” and the new money manager agreements, the “Phoenix Agreement” and the “FDS Agreement,” respectively, and together, the “New Money Manager Agreements” or each, a “New Money Manager Agreement”). In considering each of the New Money Manager Agreements, the Book took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts. In advance of the June Meeting, the Board received and considered information and materials from TAS and from each of Phoenix and FDS encompassing a wide variety of topics in connection with the proposals, including, among other things:

(i)

as to Phoenix, information regarding the asset management industry experience of Phoenix’s founder and Chief Investment Officer, Mr. Gary Channon, and Mr. James Wilson, Partner at Phoenix and the portfolio manager of the investment strategy proposed to be implemented by Phoenix on behalf of Multi-Asset Fund, and that of the firm as a whole; the firm’s investment strategy, philosophy and portfolio construction discipline, as well as its research process and output; anticipated portfolio characteristics, sector and market cap allocations and various related metrics, including illustrative investments and the rationale therefor; proposed investment guidelines for MAF; performance information regarding the investment strategy proposed to be implemented by Phoenix, including annualized results, rolling performance data, performance versus benchmarks, performance attribution and upside and downside analysis; comparative information regarding the proposed money management fees and the fees charged or investment terms offered by Phoenix to other clients having similar investment objectives or employing strategies similar to those to be employed by Phoenix on behalf of Multi-Asset Fund; information regarding benefits expected to be derived from the money manager relationship, including Phoenix’s representation that it does not utilize soft dollar arrangements; and information regarding the potential for economies of scale in the provision of services to Multi-Asset Fund and the extent to which any potential scale benefits may be shared with shareholders; and

TIFF Multi-Asset Fund	June 30, 2026

(ii)

as to FDS, information regarding the asset management industry experience of FDS, a wholly owned subsidiary of Fidelity Management & Research Company LLC (d/b/a Fidelity Investments) (“Fidelity”), the experience of the proposed portfolio management team and that of the firm’s other personnel; the firm’s investment strategy, philosophy and portfolio construction discipline, as well as its research process and output; anticipated portfolio characteristics, sector allocations and various related metrics; proposed investment guidelines for MAF; performance information regarding Fidelity’s active mutual funds representing long-only equity strategies, including annualized results, rolling performance data, performance versus benchmarks, performance attribution and upside and downside analysis; comparative information regarding the proposed money management fees and the fees charged or investment terms offered by Fidelity to other clients having similar investment objectives or employing strategies similar to those to be employed by FDS on behalf of Multi-Asset Fund; information regarding benefits expected to be derived from the money manager relationship, including with respect to soft dollar arrangements, to the extent applicable; and information regarding the potential for economies of scale in the provision of services to Multi-Asset Fund and the extent to which any potential scale benefits may be shared with shareholders.

With respect to the Phoenix Agreement, the Board noted that the proposed management fee for the investment strategy to be implemented by Phoenix on behalf of Multi-Asset Fund consists of a performance fee that aligned Phoenix’s interests with those of Multi-Asset Fund. Similarly, with respect to the FDS Agreement, the Board noted that the proposed management fee for the investment strategy to be implemented by FDS on behalf of Multi-Asset Fund included a performance fee that aligned FDS’ interests with those of Multi-Asset Fund. The Board also noted that, under the FDS Agreement, the proposed asset-based fee, calculated monthly and paid no later than the last day of the month immediately following the end of the month to which the management fee relates, ranges from 0.25% to 0.50% per annum on assets comprising the portfolio and the asset-based fee rate is determined based upon the greater of (i) the net amount of total assets that are managed by FDS or its affiliates for the Fund and other funds advised by TAS or its affiliates, whether through a separate account or an interest in a pooled investment fund (“TIFF Assets”) invested with FDS (the sum of all TIFF Assets contributed to FDS less the sum of all TIFF Assets withdrawn from FDS) and (ii) the current value of the TIFF Assets, each as of the beginning of the relevant month.

Information about brokerage practices for each of Phoenix and FDS was also provided, including allocation methodologies, best execution, commission rates and the handling of trade errors. In addition, the Board considered information with respect to compliance, administration and risk management, including, as to each of Phoenix and FDS, the organization’s risk monitoring, business continuity and disaster recovery planning, cybersecurity resources and risk assessments, and compliance oversight and compliance program; and confirmations regarding the absence of regulatory examinations, government inquiries, litigation or other proceedings affecting Phoenix or FDS, respectively.

In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel regarding the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of each of the Phoenix Agreement and the FDS Agreement; (2) responses submitted by each of Phoenix and FDS to a questionnaire submitted by TAS, on behalf of the Board, requesting information necessary for the Trustees’ evaluation of the Phoenix Agreement and the FDS Agreement, respectively; (3) a detailed report prepared by TAS assessing each of Phoenix and FDS and including information regarding each proposed money manager’s background, investment thesis, portfolio management personnel, philosophy and strategy, risk management, portfolio fit, references and other considerations; (4) certifications regarding each proposed money manager’s compliance program and code of ethics; (5) a summary of compliance findings for each proposed money manager prepared by TIP’s Chief Compliance Officer; and (6) the proposed Phoenix Agreement and the proposed FDS Agreement, including the applicable proposed fee schedules and investment guidelines.

During the June Meeting, the Board met with representatives of TAS to discuss the materials provided in advance of the June Meeting regarding each of the proposed Phoenix Agreement and the FDS Agreement. At the June Meeting, TAS staff (1) reviewed the process undertaken and due diligence performed in assessing each of Phoenix and FDS as a possible money manager for Multi-Asset Fund, and (2) responded to additional questions from the Board regarding, among other things, each proposed money manager’s scope of business and operations, potential advantages and risks associated with each firm, and each firm’s investment strategy.

The Board also considered a number of additional factors in evaluating each New Money Manager Agreement. The Board considered the money management services each of Phoenix and FDS was expected to provide to Multi-Asset Fund; the potential benefits of including each of Phoenix and FDS as a money manager to Multi Asset Fund; operational matters related to the engagement of each of Phoenix and FDS and related risks; and other information deemed relevant.

TIFF Multi-Asset Fund	June 30, 2026

The Board concluded that, overall, it was satisfied with the nature, extent and quality of the services expected to be provided by each of Phoenix and FDS and determined that the proposed fees under each New Money Manager Agreement were reasonable in light of the nature, extent and quality of services expected to be provided. The Board did not specifically consider the profitability or expected profitability of Phoenix or FDS resulting from its relationship with Multi-Asset Fund because neither Phoenix nor FDS is affiliated with TAS or TIP, except by virtue of serving as money managers to Multi-Asset Fund, and the fees to be paid to each of Phoenix and FDS were negotiated on an arm’s-length basis in a competitive marketplace.

The Board based its evaluation on the material factors presented to it at the June Meeting and discussed above, including: (1) the terms of each New Money Manager Agreement; (2) the reasonableness of each proposed money manager’s fees in light of the nature and quality of the services expected to be provided and any additional benefits expected to be received by each of Phoenix and FDS in connection with providing services to Multi-Asset Fund in the future; (3) the nature, quality, and extent of the services expected to be performed by each of Phoenix and FDS; and (4) the nature and expected effects of adding each of Phoenix and FDS as a money manager to Multi-Asset Fund.

After carefully considering the information summarized above and all factors deemed to be relevant, the Board unanimously voted to approve the FDS Agreement. Prior to a vote being taken, the Board met separately in executive session to discuss the appropriateness of each New Money Manager Agreement and other considerations.

In their deliberations with respect to these matters, the Trustees were advised by their independent legal counsel. The Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts.

The Trustees concluded that each New Money Manager Agreement was reasonable, fair, and in the best interests of Multi-Asset Fund and its shareholders, and that the fees provided in each New Money Manager Agreement were fair and reasonable. In the Board’s view, approving each New Money Manager Agreement was desirable and in the best interests of Multi-Asset Fund and its shareholders. In arriving at its decision to approve each New Money Manager Agreement, the Board did not identify any single factor or group of factors as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of all of these factors together, with a view toward future long-term considerations. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Approval of New Money Manager Agreement (March 2026)

During an in-person meeting held on March 10, 2026 (the “March Meeting”), the Board considered a proposal presented by TAS to approve a new money manager agreement with Sengu Capital Limited (“Sengu Capital” and the new money manager agreement, the “Sengu Capital Agreement”). In considering the Sengu Capital Agreement, the Book took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts.

In advance of the March Meeting, the Board received and considered information and materials from TAS and from Sengu Capital encompassing a wide variety of topics in connection with the proposal, including, among other things: information regarding the asset management industry experience of Sengu Capital’s founder and Chief Investment Officer, Mr. Yoshihiko Ohira and that of the firm’s other personnel; the firm’s investment strategy, philosophy and portfolio construction discipline, as well as its research process and output; anticipated portfolio characteristics, sector and market cap allocations and various related metrics, including illustrative investments and the rationale therefor; proposed investment guidelines for MAF; performance information regarding Sengu Capital’s existing fund, including annualized results, rolling performance data, performance versus benchmarks, performance attribution and upside and downside analysis; comparative information regarding the proposed money management fees and the fees charged or investment terms offered by Sengu Capital to other clients having similar investment objectives or employing strategies similar to those to be employed by Sengu Capital on behalf of Multi-Asset Fund, as well as the rationale for any fee differences; information regarding benefits expected to be derived from the money manager relationship, including with respect to soft dollar arrangements, to the extent applicable; and information regarding the potential for economies of scale in the provision of services to Multi-Asset Fund and the extent to which any potential scale benefits may be shared with shareholders.

The Board noted that the proposed management fee for the investment strategy to be implemented by Sengu Capital on behalf of Multi-Asset Fund included a performance fee that aligned Sengu Capital’s interests with those of Multi-Asset Fund. The Board also noted that the proposed asset-based fee, payable monthly and calculated on all MAF assets, is 0.60% per year

TIFF Multi-Asset Fund	June 30, 2026

on portfolio assets and considered the possibility that there could be a change in Sengu Capital’s fees if a reduction in assets occurs. Information about Sengu Capital’s brokerage practices was also provided, including allocation methodologies, best execution, commission rates and the handling of trade errors. In addition, the Board considered information with respect to compliance and administration, including Sengu Capital’s compliance oversight, cybersecurity risk assessments, and finance and accounting services; and confirmations regarding the absence of regulatory examinations, government inquiries, litigation or other proceedings affecting Sengu Capital.

In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel regarding the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Sengu Capital Agreement; (2) responses submitted by Sengu Capital to a questionnaire submitted by TAS, on behalf of the Board, requesting information necessary for the Trustees’ evaluation of the Sengu Capital Agreement; (3) a detailed report prepared by TAS assessing Sengu Capital and including information regarding the proposed money manager’s background, investment thesis, portfolio management personnel, philosophy and strategy, risk management, portfolio fit, references and other considerations; (4) certifications regarding Sengu Capital’s compliance program and Code of Ethics; (5) a summary of compliance findings for Sengu Capital prepared by TIP’s Chief Compliance Officer; and (6) the proposed Sengu Capital Agreement, including the proposed fee schedules and investment guidelines.

During the March Meeting, the Board met with representatives of TAS to discuss the materials provided in advance of the March Meeting regarding the proposed Sengu Capital Agreement. At the March Meeting, TAS staff (1) reviewed the process undertaken and due diligence performed in assessing Sengu Capital as a possible money manager for Multi-Asset Fund, and (2) responded to additional questions from the Board regarding, among other things, Sengu Capital’s scope of business and operations, potential advantages and risks associated with Sengu Capital, and the firm’s investment strategy.

The Board also considered a number of additional factors in evaluating the Sengu Capital Agreement. The Board considered the money management services Sengu Capital was expected to provide to Multi-Asset Fund; the potential benefits of including Sengu Capital as a money manager to Multi Asset Fund; operational matters related to the engagement of Sengu Capital and related risks; and other information deemed relevant.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of the services expected to be provided by Sengu Capital and determined that the proposed fees under the Sengu Capital Agreement were reasonable in light of the nature, extent and quality of services expected to be provided. The Board did not specifically consider the profitability or expected profitability of Sengu Capital resulting from its relationship with Multi-Asset Fund because Sengu Capital is not affiliated with TAS or TIP, except by virtue of serving as a money manager to Multi-Asset Fund, and the fees to be paid to Sengu Capital were negotiated on an arm’s-length basis in a competitive marketplace.

The Board based its evaluation on the material factors presented to it at the March Meeting and discussed above, including: (1) the terms of the Sengu Capital Agreement; (2) the reasonableness of the proposed money manager’s fees in light of the nature and quality of the services expected to be provided and any additional benefits expected to be received by Sengu Capital in connection with providing services to Multi-Asset Fund in the future; (3) the nature, quality, and extent of the services expected to be performed by Sengu Capital; and (4) the nature and expected effects of adding Sengu Capital as a money manager to Multi-Asset Fund.

After carefully considering the information summarized above and all factors deemed to be relevant, the Board unanimously voted to approve the Sengu Capital Agreement. Prior to a vote being taken, the Board met separately in executive session to discuss the appropriateness of the Sengu Capital Agreement and other considerations.

In their deliberations with respect to these matters, the Trustees were advised by their independent legal counsel. The Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts.

The Trustees concluded that the Sengu Capital Agreement was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in the Sengu Capital Agreement were fair and reasonable. In the Board’s view, approving the Sengu Capital Agreement was desirable and in the best interests of Multi-Asset Fund and its shareholders. In arriving at its decision to approve the Sengu Capital Agreement, the Board did not identify any single factor or group of factors as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of all of these factors together, with a view toward future long-term considerations. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

TIFF Multi-Asset Fund	June 30, 2026

Index Descriptions

Duration is a measure of the sensitivity of the price of a bond or other fixed income instrument to a change in interest rates. In general, the higher the duration, the more a bond’s price will drop as interest rates rise (and the greater the interest rate risk).

MSCI All Country World IndexSM is a free-float adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Unlike certain other broad-based indices, the number of stocks included in the MSCI All Country World Index is not fixed and may vary to enable the index to continue to reflect the primary home markets of the constituent countries. MSCI All Country World Index returns include reinvested dividends, gross of foreign withholding taxes through December 31, 2000 and net of foreign withholding tax thereafter.

Russell 1000 Index tracks the largest 1,000 US companies.

Russell 2000 Index (Russell 2000 Total Return Index) is a market capitalization weighted index that measures the performance of the small-cap segment of the US equity universe. The index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index (S&P 500 Total Return Index) includes 500 companies in leading industries of the US economy, capturing 75% coverage of US equities. The S&P 500 Index is maintained by the S&P Index Committee, based on published guidelines governing additions to and removal from the index. Criteria for index additions include US companies, market capitalization in excess of $4 billion, public float, financial viability, adequate liquidity and reasonable price, sector representation, and company type. Criteria for index removals include violating or no longer meeting one or more criteria for index inclusion.

WilderHill® Clean Energy Index tracks the clean energy sector: specifically, businesses that stand to benefit substantially from a societal transition toward use of cleaner energy, zero-CO2 renewables, and conservation. The Index is calculated using a modified equal dollar weighting methodology, with component securities and weights determined by their respective sector and size. Stocks and sector weightings within the ECO Index are based on their significance for clean energy, technological influence and relevance to preventing pollution in the first place.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Trustees Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract and Money Manager Agreements is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchasers.

Not applicable to this Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Not applicable.

(a)(3) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	August 27, 2026

By (Signature and Title)	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	August 27, 2026